UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end:    May 31

Date of reporting period:   June 1, 2015 – November 30, 2015

Item 1.	Reports to Stockholders.

Semi-Annual Report

November 30, 2015

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

The Arbitrage Fund	Portfolio Information
November 30, 2015 (Unaudited)

Performance (annualized returns as of November 30, 2015)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	1.03%	1.39%	3.14%	4.22%
Arbitrage Fund, Class I	1.16%	1.62%	3.36%	2.98%
Arbitrage Fund, Class C**	0.25%	N/A	N/A	0.17%
Arbitrage Fund, Class A***	0.95%	N/A	N/A	1.11%
S&P 500® Index	2.75%	14.40%	7.48%	4.35%
HFRI Event Driven: Merger Arbitrage Index	2.56%	2.75%	4.56%	4.35%
Barclays Capital U.S. Aggregate Bond Index	0.97%	3.09%	4.65%	5.25%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/17/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 0.50% on purchases of $250,000 or more purchased without a front-end sales load and redeemed within 12 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.31%, 2.06%, 3.06% and 2.31%, respectively.

The HFRI Event Driven: Merger Arbitrage Index is an index consisting of merger arbitrage strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border, collared and international transactions which incorporate multiple geographic regulatory institutions, with typically involve minimal exposure to corporate credits.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index

Semi-Annual Report | November 30, 2015	1

The Arbitrage Fund	Portfolio Information (continued)
November 30, 2015 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Fund’s investments in common stock and limited partnerships as of the report date.

2	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.02%
Advertising - 0.65%
Journal Media Group, Inc.	1,079,432	$13,017,950

Auto Parts & Equipment - 0.33%
Montupet	86,000	6,493,090

Banks - 1.24%
National Penn Bancshares, Inc.	1,977,212	24,695,378

Biotechnology - 0.03%
Ocata Therapeutics, Inc.(a)	66,222	568,185

Chemicals - 7.32%
Airgas, Inc.(b)	71,400	9,867,480
Alent Plc	6,603,414	50,025,336
Cytec Industries, Inc.	1,149,784	86,084,328

		145,977,144

Commercial Services - 0.10%
Veda Group Ltd.	1,000,000	1,996,033

Computers & Computer Services - 0.32%
EMC Corp.(b)	81,000	2,052,540
SanDisk Corp.(b)	59,800	4,417,426

		6,469,966

Electric - 0.35%
Enel Green Power SpA	1,861,918	3,932,451
NextEra Energy, Inc.	30,871	3,082,778

		7,015,229

Food - 1.36%
Boulder Brands, Inc.(a)	683,657	7,472,371
Diamond Foods, Inc.(a)(b)	484,562	19,615,070

		27,087,441

Gas - 1.75%
AGL Resources, Inc.	398,100	24,909,117
Piedmont Natural Gas Co., Inc.(c)	172,000	10,001,800

		34,910,917

Healthcare - Products - 0.24%
STERIS Plc	63,400	4,842,492

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	3

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.02% (Continued)
Healthcare - Services - 4.88%
Amica Mature Lifestyles, Inc.	1,083,700	$15,012,505
Health Net, Inc.(a)	1,301,847	82,354,841

		97,367,346

Household Products/Wares - 0.37%
Wausau Paper Corp.	723,163	7,405,189

Insurance - 19.11%
ACE Ltd.(b)	47,703	5,478,690
Amlin Plc	4,075,000	40,475,844
Chubb Corp.	659,212	86,046,942
PartnerRe Ltd.(c)	1,069,262	148,766,422
StanCorp Financial Group, Inc.	343,041	38,983,179
Symetra Financial Corp.(c)	1,952,991	61,480,157

		381,231,234

Internet - 3.17%
HomeAway, Inc.(a)	1,561,632	55,219,308
Youku Tudou, Inc., ADR(a)(b)	300,000	8,061,000

		63,280,308

Leisure Time - 1.66%
Steiner Leisure Ltd.(a)	528,348	33,222,522

Lodging - 0.51%
Starwood Hotels & Resorts Worldwide, Inc.	140,400	10,086,336

Media - 4.44%
Cablevision Systems Corp., Class A(b)	765,068	23,334,574
Media General, Inc.(a)(b)	666,904	10,357,019
RealD, Inc.(a)	1,137,067	11,939,203
Time Warner Cable, Inc.	232,652	42,987,110

		88,617,906

Metal Fabricate & Hardware - 6.57%
Precision Castparts Corp.(b)(c)	566,199	131,097,716

Miscellaneous Manufacturing - 0.47%
Koninklijke Ten Cate N.V.	359,620	9,346,928

Oil & Gas - 0.43%
Canadian Oil Sands Ltd.	1,351,687	8,664,076

See Notes to Financial Statements.

4	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.02% (Continued)
Oil & Gas Services - 2.22%
Cameron International Corp.(a)	648,449	$44,282,582

Pharmaceuticals - 2.49%
Allergan Plc(a)	11,500	3,609,735
Depomed, Inc.(a)(b)	100,000	1,944,000
Dyax Corp.(a)	348,100	11,717,046
ZS Pharma, Inc.(a)(b)	360,000	32,385,600

		49,656,381

Pipelines - 1.22%
Williams Companies, Inc.	667,411	24,400,546

Real Estate Investment Trusts - 4.79%
BioMed Realty Trust, Inc.	1,729,992	40,602,912
Charter Hall Office REIT(a)	24,845,404	18,327
Strategic Hotels & Resorts, Inc.(a)	3,876,848	54,896,168

		95,517,407

Retail - 1.34%
Pep Boys-Manny Moe & Jack(a)(b)	1,338,685	20,789,778
Rite Aid Corp.(a)(b)	500,000	3,940,000
Roundy’s, Inc.(a)	563,678	2,017,967

		26,747,745

Semiconductors - 8.41%
Altera Corp.(b)(c)	739,494	39,045,283
Broadcom Corp., Class A(c)	902,258	49,290,355
Fairchild Semiconductor International, Inc.(a)	350,600	6,850,724
KLA-Tencor Corp.(b)	313,751	20,855,029
NXP Semiconductors N.V.(a)	72,293	6,756,504
PMC-Sierra, Inc.(a)(b)	3,808,870	45,058,932

		167,856,827

Software - 6.14%
King Digital Entertainment Plc(b)	1,706,259	30,183,722
MedAssets, Inc.(a)	437,179	13,172,203
SolarWinds, Inc.(a)(b)(c)	443,300	25,902,019
Solera Holdings, Inc.	643,042	34,557,077
VMware, Inc., Class A(a)(b)	304,009	18,669,193

		122,484,214

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	5

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.02% (Continued)
Telecommunications - 1.62%
EZchip Semiconductor Ltd.(a)	686,658	$17,070,318
Premiere Global Services, Inc.(a)	1,096,099	15,202,893

		32,273,211

Transportation - 4.49%
Ansaldo STS SpA	4,897,484	50,580,105
TNT Express N.V.	4,777,747	38,919,519

		89,499,624

TOTAL COMMON STOCKS (Cost $1,750,023,710)		1,756,111,923

RIGHTS - 0.53%
ArthroCare Corp., CVR (No expiration)(a)(d)(e)	3,215,721	1,206,539
Casa Ley, CVR, Expires 01/30/2018(a)(d)(e)	6,223,326	2,360,508
Chelsea Therapeutics, CVR, Expires 03/31/2018(a)(d)(e)	2,389,273	131,410
Cubist Pharmaceuticals, Inc., CPR, Expires 07/01/2019(a)(d)(e)	119,343	0
Leap Wireless International, CVR, Expires 03/13/2017(a)(d)(e)	1,783,190	6,686,962
PDC, CVR, Expires 03/31/2016(a)(d)(e)	6,223,326	146,870
Trius Therapeutics, CVR, Expires 02/15/2017(a)(d)(e)	1,034,403	92,165

TOTAL RIGHTS (Cost $12,345,884)		10,624,454

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.01%
Airgas, Inc.	12/2015	$140.00	251	$8,157
Cablevision Systems Corp.	01/2016	32.00	63	3,938
EMC Corp.	12/2015	29.00	810	2,025
New York Community Bancorp, Inc.	12/2015	18.00	200	500
PMC-Sierra, Inc.	12/2015	12.00	141	353
SolarWinds, Inc.	12/2015	60.00	997	7,477
UTI Worldwide, Inc.	05/2016	7.50	828	4,140
VMware, Inc., Class A	04/2016	60.00	218	123,170

TOTAL CALL OPTIONS PURCHASED (Cost $199,157)				149,760

See Notes to Financial Statements.

6	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Expiration Date	Exercise Price		Contracts	Value
PURCHASED OPTIONS(a) - 0.07% (Continued)
Put Options Purchased - 0.06%
Altera Corp.	02/2016	$45.00		1,872	$74,880
AXIS Capital Holdings Ltd.	12/2015	50.00		1,254	21,945
Charter Communications, Inc.	03/2016	190.00		135	199,125
Depomed, Inc.	12/2015	20.00		1,000	145,000
Expedia, Inc.	12/2015	135.00		50	61,000
KLA-Tencor Corp.	01/2016	65.00		1,397	213,042
Lam Research Corp.:
	12/2015	75.00		193	16,888
	01/2016	75.00		550	101,750
Media General, Inc.	12/2015	15.00		177	7,523
Precision Castparts Corp.	12/2015	210.00		22	495
Receptos, Inc.:
	12/2015	180.00		134	0
	12/2015	185.00		163	0
	12/2015	190.00		512	0
Rite Aid Corp.	04/2016	7.00		4,747	123,422
SanDisk Corp.	01/2016	75.00		598	183,885
Youku Tudou, Inc.	03/2016	24.00		3,000	60,000
ZS Pharma, Inc.:
	12/2015	65.00		2,752	13,760
	01/2016	65.00		350	2,625

TOTAL PUT OPTIONS PURCHASED (Cost $2,551,749)					1,225,340

TOTAL PURCHASED OPTIONS (Cost $2,750,906)					1,375,100

		Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.25%
Money Market Fund
State Street Institutional Liquid Reserves Fund		0.150%	(f)	224,320,804	$224,320,804

TOTAL SHORT-TERM INVESTMENTS (Cost $224,320,804)					224,320,804

Total Investments - 99.87% (Cost $1,989,441,304)					1,992,432,281

Other Assets in Excess of Liabilities - 0.13%					2,630,348	(g)

NET ASSETS - 100.00%					$1,995,062,629

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	7

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $211,428,000, representing 10.60% of net assets.
(d)	Security considered illiquid. On November 30, 2015, the total market value of these securities was $10,624,454, representing 0.53% of net assets.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2015, the total market value of these securities was $10,624,454, representing 0.53% of net assets.
(f)	Rate shown is the 7-day effective yield as of November 30, 2015.
(g)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
05/30/2014	ArthroCare Corp., CVR	$1,125,502	$1,206,539	0.06%
01/30/2015	Casa Ley, CVR	6,316,054	2,360,508	0.12
06/24/2014	Chelsea Therapeutics, CVR	0	131,410	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	0	0.00
03/14/2014	Leap Wireless International, CVR	4,600,630	6,686,962	0.33
01/30/2015	PDC, CVR	303,698	146,870	0.01
09/12/2013	Trius Therapeutics, CVR	0	92,165	0.00

			$10,624,454	0.53%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.81%)
Banks - (0.86%)
BB&T Corp.	(443,654)	$(17,133,918)

Computers & Computer Services - (0.49%)
EMC Corp.	(385,009)	(9,756,128)

Electric - (0.61%)
Enel SpA	(902,461)	(3,979,888)
Hawaiian Electric Industries, Inc.	(128,228)	(3,664,756)
Pepco Holdings, Inc.	(173,270)	(4,447,841)

		(12,092,485)

Food - (0.41%)
Snyder’s-Lance, Inc.	(219,825)	(8,148,913)

See Notes to Financial Statements.

8	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.81%) (Continued)
Healthcare - Products - (0.24%)
STERIS Plc	(63,400)	$(4,842,492)

Healthcare - Services - (2.34%)
Centene Corp.	(809,602)	(46,754,516)

Insurance - (2.41%)
ACE Ltd.	(419,071)	(48,130,304)

Internet - (1.96%)
Expedia, Inc.	(317,477)	(39,084,593)

Lodging - (0.51%)
Interval Leisure Group, Inc.	(60,119)	(939,059)
Marriott International, Inc., Class A	(129,168)	(9,159,303)

		(10,098,362)

Media - (1.23%)
Charter Communications, Inc., Class A	(112,048)	(20,993,313)
Nexstar Broadcasting Group, Inc., Class A	(59,888)	(3,508,838)

		(24,502,151)

Oil & Gas - (0.47%)
Suncor Energy, Inc.	(338,007)	(9,339,517)

Oil & Gas Services - (1.79%)
Schlumberger Ltd.	(464,108)	(35,805,932)

Pharmaceuticals - (0.21%)
Pfizer, Inc.	(129,950)	(4,258,462)

Retail - (0.01%)
Pep Boys-Manny Moe & Jack	(7,900)	(122,687)

Semiconductors - (2.27%)
Avago Technologies Ltd.	(175,477)	(22,890,975)
Freescale Semiconductor Ltd.	(205,017)	(7,977,211)
Lam Research Corp.	(57,685)	(4,510,966)
Microsemi Corp.	(277,366)	(9,987,950)

		(45,367,102)

TOTAL COMMON STOCKS (Proceeds $313,613,051)		(315,437,562)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	9

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
LIMITED PARTNERSHIPS - (0.94%)
Pipelines - (0.94%)
Energy Transfer Equity LP	(985,337)	$(18,662,283)

TOTAL LIMITED PARTNERSHIPS (Proceeds $23,084,387)		(18,662,283)

RIGHTS - (0.00%)(a)
Chelsea Therapeutics, CVR, Expires 03/31/2018	(1,100)	(60)

TOTAL RIGHTS (Proceeds $0)		(60)

TOTAL SECURITIES SOLD SHORT (Proceeds $336,697,438)		$(334,099,905)

(a)	Less than 0.005% of net assets.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
ACE Ltd.	12/2015	$115.00	(254)	$(41,275)
Cablevision Systems Corp.	12/2015	30.00	(403)	(40,082)
Diamond Foods, Inc.:
	12/2015	37.00	(206)	(96,820)
	12/2015	38.00	(206)	(64,375)
	12/2015	39.00	(336)	(102,480)
	12/2015	40.00	(336)	(68,040)
Energy Transfer Equity LP	12/2015	20.00	(99)	(4,950)
King Digital Entertainment Plc:
	12/2015	18.00	(200)	(500)
	02/2016	18.00	(6,984)	(34,920)
	02/2016	19.00	(203)	(507)
KLA-Tencor Corp.	12/2015	67.50	(1,438)	(104,255)
Microsemi Corp.	12/2015	35.00	(163)	(26,895)
Nexstar Broadcasting Group, Inc., Class A	12/2015	60.00	(108)	(14,040)
Pep Boys-Manny Moe & Jack:
	12/2015	15.00	(2,591)	(136,027)
	01/2016	15.00	(1,430)	(75,075)
Rite Aid Corp.:
	12/2015	8.00	(600)	(3,000)
	01/2016	8.00	(200)	(2,952)
SanDisk Corp.	12/2015	77.50	(28)	(630)

See Notes to Financial Statements.

10	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Snyder’s-Lance, Inc.	12/2015	$35.00	(693)	$(157,658)
VMware, Inc., Class A:
	12/2015	65.00	(132)	(9,240)
	04/2016	75.00	(218)	(28,340)
Youku Tudou, Inc.	03/2016	27.00	(3,000)	(142,500)
ZS Pharma, Inc.:
	12/2015	90.00	(2,252)	(78,820)
	12/2015	95.00	(500)	(6,250)
	01/2016	90.00	(350)	(15,750)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,008,528)				(1,255,381)

Written Put Options
Airgas, Inc.	12/2015	135.00	(251)	(5,648)
EMC Corp.	12/2015	25.00	(90)	(3,060)
Microsemi Corp.	12/2015	30.00	(133)	(3,325)
VMware, Inc., Class A:
	12/2015	55.00	(132)	(4,290)
	04/2016	50.00	(218)	(38,150)

TOTAL WRITTEN PUT OPTIONS (Premiums received $89,316)				(54,473)

TOTAL WRITTEN OPTIONS (Premiums received $1,097,844)				$(1,309,854)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Hellermann Tyton Group Plc	Paid 1 Month-LIBOR plus 0.90 bps	08/03/2016	$(31,246,111)	$5,272
Goldman, Sachs & Co.	Alent Plc	Paid 1 Month-LIBOR plus 0.60 bps	10/19/2016	(6,321,387)	70,622
Goldman, Sachs & Co.	Amlin Plc	Paid 1 Month-LIBOR plus 0.45 bps	10/24/2016	(3,295,000)	3,765
Morgan Stanley	Amlin Plc	Paid 1 Month-LIBOR plus 0.80 bps	02/17/2017	(10,539,775)	18,413

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	11

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Morgan Stanley	BG Group Plc	Paid 1 Month-LIBOR plus 0.45 bps	02/17/2017	$(2,411,617)	$94,904

				$(53,813,890)	$192,976

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Morgan Stanley	Hellermann Tyton Group Plc	Paid 1 Month-LIBOR plus 0.80 bps	02/17/2017	$(4,585,916)	$(6,159)
Morgan Stanley	Royal Dutch Shell Plc	Received 1 Month- LIBOR plus 0.45 bps	02/17/2017	1,746,920	(27,599)
Morgan Stanley	SABMiller Plc	Received 1 Month- LIBOR plus 0.50 bps	02/17/2017	3,028,633	(32,167)

				$189,637	$(65,925)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	Goldman Sachs	6,549,013	Purchase	12/15/2015	4,732,911	$90,389
AUD	Goldman Sachs	2,945,800	Sale	12/15/2015	2,128,903	2,316
CAD	Goldman Sachs	35,071,700	Sale	12/15/2015	26,261,307	231,095
EUR	Goldman Sachs	156,750,798	Sale	12/15/2015	165,668,999	10,559,638
GBP	Goldman Sachs	102,182,900	Sale	12/15/2015	153,898,420	3,525,574
JPY	Goldman Sachs	273,300	Sale	12/15/2015	2,221	56

						$14,409,068

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	Goldman Sachs	2,856,200	Purchase	12/15/2015	2,064,150	$(7,327)
AUD	Goldman Sachs	9,209,413	Sale	12/15/2015	6,655,558	(173,917)
CAD	Goldman Sachs	17,334,700	Purchase	12/15/2015	12,980,034	(267,551)
CAD	Goldman Sachs	1,383,100	Sale	12/15/2015	1,035,650	(1,053)
EUR	Goldman Sachs	57,088,800	Purchase	12/15/2015	60,336,818	(3,849,166)
GBP	Goldman Sachs	32,250,200	Purchase	12/15/2015	48,572,265	(720,076)
JPY	Goldman Sachs	273,300	Purchase	12/15/2015	2,221	(36)

						$(5,019,126)

See Notes to Financial Statements.

12	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Bermuda	7.46%
United Kingdom	4.78%
Netherlands	2.76%
Italy	2.74%
Bahamas	1.66%
Ireland	1.51%
Canada	1.18%
Israel	0.86%
China	0.40%
France	0.33%
Switzerland	0.28%
Australia	0.10%
United States	75.81%
Other Assets in Excess of Liabilities	0.13%

100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AUD - Australian dollar

bps - Basis Points

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

JPY - Japanese yen

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SpA - Societa per Azione

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	13

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,756,111,923	$—	$—	$1,756,111,923
Rights	—	—	10,624,454	10,624,454
Purchased Options	1,375,100	—	—	1,375,100
Short-Term Investments	224,320,804	—	—	224,320,804

TOTAL	$1,981,807,827	$—	$10,624,454	$1,992,432,281

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$14,409,068	$—	$14,409,068
Equity Swaps	192,976	—	—	192,976

Liabilities
Common Stocks**	(315,437,562)	—	—	(315,437,562)
Limited Partnerships	(18,662,283)	—	—	(18,662,283)
Rights	—	—	(60)	(60)
Written Options	(1,309,854)	—	—	(1,309,854)
Forward Foreign Currency Exchange Contracts	—	(5,019,126)	—	(5,019,126)
Equity Swaps	(65,925)	—	—	(65,925)

TOTAL	$(335,282,648)	$9,389,942	$(60)	$(325,892,766)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

14	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2015:

Investments in Securities	Balance as of May 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015	Net change in Unrealized Appreciation/ (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2015
Rights	$10,711,137	$—	$(86,683)	$—	$—	$—	$—	$10,624,454	$(86,683)

Total	$10,711,137	$—	$(86,683)	$—	$—	$—	$—	$10,624,454	$(86,683)

Other Financial Instruments	Balance as of May 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015	Net change in Unrealized Appreciation/ (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2015
Rights	$(90)	$—	$30	$—	$—	$—	$—	$(60)	$30

Total	$(90)	$—	$30	$—	$—	$—	$—	$(60)	$30

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	15

The Arbitrage Event-Driven Fund	Portfolio Information
November 30, 2015 (Unaudited)

Performance (annualized returns as of November 30, 2015)

	One Year	Five Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	-8.89%	0.01%	0.30%
Arbitrage Event-Driven Fund, Class I	-8.68%	0.26%	0.54%
Arbitrage Event-Driven Fund, Class C**	-9.59%	N/A	-1.68%
Arbitrage Event-Driven Fund, Class A***	-8.89%	N/A	-2.48%
Barclays Capital U.S. Aggregate Bond Index	0.97%	3.09%	2.94%
HFRI Event Driven Index	-2.58%	3.73%	4.03%

Current performance may be higher or tower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.52%, 2.27%, 3.27% and 2.52%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2016.

The HFRI Event Driven Index is an index of companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, lender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated and frequently involve additional derivative securities. Event-Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company-specific developments.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment- grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

16	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio Information (continued)
November 30, 2015 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Event-Driven Fund’s investments in common stock, limited partnerships, exchange-traded funds, corporate bonds and convertible corporate bonds as of the report date.

Semi-Annual Report | November 30, 2015	17

The Arbitrage Event-Driven Fund	Portfolio of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.95%
Aerospace & Defense - 0.61%
Harris Corp.	22,930	$1,906,171

Beverages - 0.25%
Anheuser-Busch InBev SA, Sponsored ADR	4,202	539,789
Boston Beer Co., Inc., Class A(b)	1,177	251,431

		791,220

Chemicals - 4.33%
Cytec Industries, Inc.(a)	180,138	13,486,932

Coal - 0.37%
Cloud Peak Energy, Inc.(b)	100,148	261,386
CONSOL Energy, Inc.(a)(c)	101,772	801,964
Peabody Energy Corp.	7,013	79,952

		1,143,302

Computers & Computer Services - 2.87%
EMC Corp.(a)	120,095	3,043,207
Hewlett Packard Enterprise Co.(b)	299,844	4,455,682
NCR Corp.(b)(c)	52,765	1,430,459

		8,929,348

Electric - 0.55%
Dynegy, Inc.(a)(b)(c)	75,844	1,222,605
NextEra Energy, Inc.	4,818	481,126

		1,703,731

Food - 0.85%
Kraft Heinz Co.(c)	13,786	1,015,890
Nomad Foods Ltd.(b)	117,665	1,459,046
Nomad Foods Ltd., London(b)	12,749	158,215

		2,633,151

Healthcare - Products - 0.40%
STERIS Plc	16,300	1,244,994

Healthcare - Services - 3.61%
Health Net, Inc.(b)	177,361	11,219,857

Insurance - 15.45%
ACE Ltd.(c)	13,021	1,495,462
Chubb Corp.	107,398	14,018,661

See Notes to Financial Statements.

18	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.95% (Continued)
Insurance - 15.45% (Continued)
PartnerRe Ltd.	165,584	$23,037,702
Symetra Financial Corp.(a)	302,149	9,511,650

		48,063,475

Internet - 4.56%
Yahoo!, Inc.(a)(b)	419,276	14,175,722

Media - 5.93%
Cablevision Systems Corp., Class A(a)(c)	119,557	3,646,488
Comcast Corp., Class A(a)	76,952	4,683,299
DISH Network Corp., Class A(b)(c)	38,042	2,385,614
Media General, Inc.(a)(b)(c)	497,958	7,733,288

		18,448,689

Metal Fabricate & Hardware - 4.85%
Precision Castparts Corp.	65,206	15,097,797

Mining - 0.00%(d)
Nevada Copper Corp.(b)(e)	6,725	3,525

Oil & Gas - 0.44%
Canadian Oil Sands Ltd.	213,141	1,366,196

Oil & Gas Services - 2.23%
Cameron International Corp.(b)	101,569	6,936,147

Pharmaceuticals - 1.19%
Mylan N.V.(a)(b)	24,661	1,265,110
Perrigo Co. Plc(c)	16,293	2,434,011

		3,699,121

Pipelines - 1.35%
Williams Companies, Inc.(a)	115,125	4,208,970

Real Estate Investment Trusts - 3.65%
BioMed Realty Trust, Inc.(a)	291,517	6,841,904
Charter Hall Office REIT(b)	78,651	58
InfraREIT, Inc.(a)(b)	198,861	4,011,026
New York REIT, Inc.	45,076	518,825

		11,371,813

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	19

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.95% (Continued)
Retail - 2.33%
Macy’s, Inc.(c)	73,194	$2,860,422
Office Depot, Inc.(b)(c)	191,097	1,259,329
Pep Boys-Manny Moe & Jack(a)(b)(c)	202,191	3,140,026

		7,259,777

Semiconductors - 9.19%
Altera Corp.(a)(c)	115,942	6,121,738
Avago Technologies Ltd.(c)	25,262	3,295,428
Broadcom Corp., Class A	141,318	7,720,202
KLA-Tencor Corp.(a)(c)	49,318	3,278,167
NXP Semiconductors N.V.(b)	11,252	1,051,612
PMC-Sierra, Inc.(a)(b)(c)	601,787	7,119,140

		28,586,287

Software - 1.74%
Solera Holdings, Inc.	100,475	5,399,526

Telecommunications - 1.74%
Frontier Communications Corp.(a)(c)	503,163	2,510,784
HC2 Holdings, Inc.(b)	303,785	1,901,694
NII Holdings, Inc.(b)	146,465	1,012,073

		5,424,551

Transportation - 2.46%
Ansaldo STS SpA	162,582	1,679,110
TNT Express N.V.	732,152	5,964,109

		7,643,219

TOTAL COMMON STOCKS (Cost $222,752,727)		220,743,521

LIMITED PARTNERSHIPS - 0.43%
Coal - 0.43%
CNX Coal Resources LP	115,916	1,348,103

TOTAL LIMITED PARTNERSHIPS (Cost $1,766,313)		1,348,103

See Notes to Financial Statements.

20	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.68%
Equity Funds - 0.68%
SPDR® S&P 500® ETF Trust(c)	4,470	$932,844
Consumer Staples Select Sector SPDR® Fund	23,949	1,183,560

		2,116,404

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,041,119)		2,116,404

RIGHTS - 0.22%
ArthroCare Corp., CVR (No expiration)(b)(e)(f)	157,791	59,203
Casa Ley, CVR, Expires 01/30/2018(b)(e)(f)	891,084	337,988
Chelsea Therapeutics, CVR, Expires 03/31/2018(b)(e)(f)	434,520	23,899
Cubist Pharmaceuticals, Inc., CPR, Expires 07/01/2019(b)(e)(f)	34,500	0
Leap Wireless International, CVR, Expires 03/13/2017(b)(e)(f)	64,802	243,007
PDC, CVR, Expires 03/31/2016(b)(e)(f)	891,084	21,030
Trius Therapeutics, CVR, Expires 02/15/2017(b)(e)(f)	103,378	9,211

TOTAL RIGHTS (Cost $1,170,262)		694,338

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.45%
Advertising - 1.15%
Visant Corp.	10/01/2017	10.000%	$3,476,000	$3,566,376

Banks - 0.26%
Wells Fargo Capital X	12/01/2086	5.950%	790,000	799,875

Diversified Financial Services - 0.45%
Ally Financial, Inc.	03/15/2020	8.000%	326,000	379,383
Corolla Trust(e)(g)(h)	08/28/2039	0.000%	1,598,000	1,006,740

				1,386,123

Electric - 0.94%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(g)(i)	03/01/2022	11.750%	2,751,602	2,933,896

Entertainment - 2.14%
Pinnacle Entertainment, Inc.(a)
	05/15/2020	8.750%	2,310,000	2,413,950
	04/01/2022	7.750%	3,855,000	4,235,681

				6,649,631

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	21

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.45% (Continued)
Food - 1.70%
Bumble Bee Holdings, Inc.(g)	12/15/2017	9.000%	$274,000	$279,822
US Foods, Inc.	06/30/2019	8.500%	4,816,000	5,002,620

				5,282,442

Media - 1.35%
LIN Television Corp.(a)	01/15/2021	6.375%	2,092,000	2,191,370
Univision Communications, Inc.(g)	05/15/2021	8.500%	1,926,000	2,003,040

				4,194,410

Miscellaneous Manufacturing - 1.31%
LSB Industries, Inc.	08/01/2019	7.750%	4,757,000	4,091,020

Oil & Gas - 0.02%
Southern Pacific Resource Corp.(g)(i)	01/25/2018	8.750%	4,828,000	72,305

Oil & Gas Services - 1.91%
Archrock, Inc.	12/01/2018	7.250%	5,830,000	5,935,523

Software - 1.92%
Audatex North America, Inc.(g)	11/01/2023	6.125%	5,930,000	5,974,475

Telecommunications - 0.30%
Frontier Communications Corp.(g)	09/15/2025	11.000%	963,000	943,740

TOTAL CORPORATE BONDS (Cost $46,686,829)				41,829,816

CONVERTIBLE CORPORATE BONDS - 0.02%
Oil & Gas Services - 0.02%
Cal Dive International, Inc.(e)(i)	07/15/2017	5.000%	5,128,000	51,280

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,947,432)				51,280

See Notes to Financial Statements.

22	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b) - 0.25%
Call Options Purchased - 0.18%
AbbVie, Inc.	01/2016	$70.00	541	$4,057
Applied Materials, Inc.	01/2016	22.00	597	896
Avago Technologies Ltd.	01/2016	120.00	245	360,150
B/E Aerospace, Inc.:
	01/2016	50.00	503	16,347
	01/2016	55.00	1,415	3,537
DISH Network Corp., Class A	01/2016	70.00	112	7,000
Dynegy, Inc.	12/2015	30.00	513	1,283
Frontier Communications Corp.	01/2016	6.00	1,323	3,307
Molson Coors Brewing Co., Class B	12/2015	97.50	114	3,420
NCR Corp.	01/2016	25.00	252	68,040
PMC-Sierra, Inc.	12/2015	12.00	23	58
Staples, Inc.	03/2016	16.00	2,348	99,790

TOTAL CALL OPTIONS PURCHASED (Cost $1,027,445)				567,885

Put Options Purchased - 0.07%
Altera Corp.	02/2016	45.00	142	5,680
AXIS Capital Holdings Ltd.	12/2015	50.00	153	2,678
DISH Network Corp., Class A:
	12/2015	55.00	256	4,480
	12/2015	60.00	211	17,407
KLA-Tencor Corp.	01/2016	65.00	248	37,820
Kraft Heinz Co.	12/2015	75.00	166	35,275
Lam Research Corp.:
	12/2015	75.00	6	525
	01/2016	75.00	96	17,760
Media General, Inc.	12/2015	15.00	132	5,610
Office Depot, Inc.	04/2016	6.00	814	65,120
Receptos, Inc.:
	12/2015	180.00	7	0
	12/2015	190.00	103	0
SPDR® S&P 500® ETF Trust	01/2016	186.00	171	10,859
Visteon Corp.	12/2015	90.00	574	2,870

TOTAL PUT OPTIONS PURCHASED (Cost $581,672)				206,084

TOTAL PURCHASED OPTIONS (Cost $1,609,117)				773,969

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	23

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.87%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.150%	(j)	40,027,498	$40,027,498

TOTAL SHORT-TERM INVESTMENTS (Cost $40,027,498)				40,027,498

Total Investments - 98.87% (Cost $320,001,297)				307,584,929

Other Assets in Excess of Liabilities - 1.13%				3,525,996	(k)

NET ASSETS - 100.00%				$311,110,925

(a)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $58,949,545, representing 18.95% of net assets.
(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Less than 0.005% of net assets.
(e)	Security considered illiquid. On November 30, 2015, the total market value of these securities was $1,755,883, representing 0.56% of net assets.
(f)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2015, the total market value of these securities was $694,338, representing 0.22% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2015, these securities had a total value of $13,214,018 or 4.25% of net assets.
(h)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2015.
(i)	Security in default on interest payments.
(j)	Rate shown is the 7-day effective yield as of November 30, 2015.
(k)	Includes cash which is being held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

24	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
05/30/2014	ArthroCare Corp., CVR	$55,227	$59,203	0.02%
08/12/2014	Cal Dive International, Inc.	3,947,432	51,280	0.02
01/30/2015	Casa Ley, CVR	904,361	337,988	0.11
06/24/2014	Chelsea Therapeutics, CVR	0	23,899	0.01
08/15/2014	Corolla Trust	1,254,471	1,006,740	0.32
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	0	0.00
03/17/2014	Leap Wireless International, CVR	167,189	243,007	0.07
07/07/2011	Nevada Copper Corp.	37,891	3,525	0.00
01/30/2015	PDC, CVR	43,485	21,030	0.01
09/12/2013	Trius Therapeutics, CVR	0	9,211	0.00

			$1,755,883	0.56%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.34%)
Aerospace & Defense - (0.48%)
General Dynamics Corp.	(2,046)	$(299,657)
Lockheed Martin Corp.	(1,307)	(286,442)
Northrop Grumman Corp.	(1,512)	(281,777)
Raytheon Co.	(2,671)	(331,284)
Rockwell Collins, Inc.	(3,285)	(304,454)

		(1,503,614)

Beverages - (1.88%)
Molson Coors Brewing Co., Class B	(63,437)	(5,838,107)

Coal - (0.03%)
Peabody Energy Corp.	(7,013)	(79,952)

Commercial Services - (0.28%)
Booz Allen Hamilton Holding Corp.	(5,709)	(173,839)
H&R Block, Inc.	(18,756)	(688,158)

		(861,997)

Computers & Computer Services - (0.54%)
International Business Machines Corp.	(10,705)	(1,492,491)
Leidos Holdings, Inc.	(3,461)	(200,496)

		(1,692,987)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	25

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.34%) (Continued)
Electric - (0.50%)
Calpine Corp.	(24,876)	$(367,667)
Exelon Corp.	(6,225)	(170,005)
Hawaiian Electric Industries, Inc.	(20,012)	(571,943)
NRG Energy, Inc.	(9,502)	(117,445)
Pepco Holdings, Inc.	(7,339)	(188,392)
Talen Energy Corp.	(19,014)	(148,119)

		(1,563,571)

Healthcare - Products - (0.40%)
STERIS Plc	(16,300)	(1,244,994)

Healthcare - Services - (2.05%)
Centene Corp.	(110,318)	(6,370,865)

Insurance - (2.61%)
ACE Ltd.	(70,751)	(8,125,752)

Internet - (4.59%)
Alibaba Group Holding Ltd., Sponsored ADR	(169,687)	(14,267,283)

Media - (2.35%)
Comcast Corp., Class A	(76,952)	(4,697,150)
Nexstar Broadcasting Group, Inc., Class A	(44,657)	(2,616,454)

		(7,313,604)

Mining - (0.00%)(a)
Nevada Copper Corp.	(6,725)	(3,525)

Oil & Gas - (0.47%)
Suncor Energy, Inc.	(53,303)	(1,472,822)

Oil & Gas Services - (1.80%)
Schlumberger Ltd.	(72,715)	(5,609,962)

Retail - (0.65%)
Dillard’s, Inc., Class A	(2,062)	(154,650)
JC Penney Co., Inc.	(11,079)	(88,300)
Kohl’s Corp.	(9,341)	(440,241)
Nordstrom, Inc.	(14,164)	(797,575)
Pep Boys-Manny Moe & Jack	(1,300)	(20,189)
Staples, Inc.	(41,812)	(504,671)

		(2,005,626)

See Notes to Financial Statements.

26	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.34%) (Continued)
Semiconductors - (3.02%)
Avago Technologies Ltd.	(28,401)	$(3,704,910)
Freescale Semiconductor Ltd.	(31,910)	(1,241,618)
Intel Corp.	(59,999)	(2,086,165)
Lam Research Corp.	(10,068)	(787,318)
Microsemi Corp.	(43,897)	(1,580,731)

		(9,400,742)

Telecommunications - (0.69%)
CenturyLink, Inc.	(42,013)	(1,131,410)
T-Mobile US, Inc.	(28,764)	(1,021,122)

		(2,152,532)

TOTAL COMMON STOCKS (Proceeds $68,875,471)		(69,507,935)

LIMITED PARTNERSHIPS - (1.23%)
Coal - (0.19%)
Alliance Resource Partners LP	(34,648)	(594,213)

Pipelines - (1.04%)
Energy Transfer Equity LP	(169,636)	(3,212,906)

TOTAL LIMITED PARTNERSHIPS (Proceeds $5,147,455)		(3,807,119)

EXCHANGE-TRADED FUNDS - (8.99%)
Equity Funds - (8.99%)
Consumer Staples Select Sector SPDR® Fund	(39,402)	(1,947,247)
Health Care Select Sector SPDR® Fund	(3,139)	(223,214)
iShares® Nasdaq Biotechnology ETF	(5,098)	(1,704,618)
iShares® Russell 2000 ETF	(72,841)	(8,674,635)
iShares® Russell 2000 Growth ETF	(6,541)	(960,023)
iShares® Russell 2000 Value ETF	(6,165)	(603,492)
Market Vectors® Semiconductor ETF	(76,547)	(4,271,323)
SPDR® S&P® Dividend ETF	(15,497)	(1,207,371)
SPDR® S&P® Retail ETF	(24,281)	(1,082,204)
Technology Select Sector SPDR® Fund	(46,688)	(2,052,404)
Vanguard REIT ETF	(66,057)	(5,244,265)

		(27,970,796)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $26,877,330)		(27,970,796)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	27

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
RIGHTS - (0.00%)(a)
Chelsea Therapeutics, CVR, Expires 03/31/2018	(200)	$(11)

TOTAL RIGHTS (Cost $0)		(11)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.81%)
Oil & Gas - (0.36%)
Ensco Plc	03/15/2021	4.700%	$(1,287,000)	$(1,125,097)

Oil & Gas Services - (0.45%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(1,531,000)	(1,406,180)

TOTAL CORPORATE BONDS (Proceeds $2,801,901)				(2,531,277)

TOTAL SECURITIES SOLD SHORT (Proceeds $103,702,157)				$(103,817,138)

(a)	Less than 0.005% of net assets.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
ACE Ltd.	12/2015	$115.00	(69)	$(11,213)
Avago Technologies Ltd.	01/2016	130.00	(270)	(234,900)
Cablevision Systems Corp.	12/2015	30.00	(63)	(6,266)
CONSOL Energy, Inc.:
	12/2015	8.00	(7)	(360)
	12/2015	9.00	(15)	(292)
DISH Network Corp., Class A	01/2016	75.00	(112)	(2,520)
Energy Transfer Equity LP	12/2015	20.00	(17)	(850)
KLA-Tencor Corp.	12/2015	67.50	(195)	(14,138)
Macy’s, Inc.	01/2016	75.00	(553)	(1,106)
Microsemi Corp.	12/2015	35.00	(25)	(4,125)
Nexstar Broadcasting Group, Inc., Class A	12/2015	60.00	(80)	(10,400)
Pep Boys-Manny Moe & Jack:
	12/2015	15.00	(435)	(22,838)
	01/2016	15.00	(240)	(12,600)

See Notes to Financial Statements.

28	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Perrigo Co. Plc:
	12/2015	$150.00	(46)	$(16,100)
	12/2015	155.00	(46)	(6,900)
Staples, Inc.	01/2016	22.00	(357)	(892)

TOTAL WRITTEN CALL OPTIONS (Premiums received $292,562)				(345,500)

Written Put Options
DISH Network Corp., Class A	12/2015	60.00	(211)	(17,407)
Microsemi Corp.	12/2015	30.00	(23)	(575)
Molson Coors Brewing Co.	12/2015	85.00	(114)	(3,135)
SPDR® S&P 500® ETF Trust	01/2016	180.00	(171)	(6,669)
T-Mobile US, Inc.	12/2015	36.00	(154)	(21,791)

TOTAL WRITTEN PUT OPTIONS (Premiums received $140,740)				(49,577)

TOTAL WRITTEN OPTIONS (Premiums received $433,302)				$(395,077)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Hellermann Tyton Group Plc	Paid 1 Month-LIBOR plus 0.90 bps	09/01/2016	$(3,986,731)	$1,267
Morgan Stanley	BG Group plc	Paid 1 Month-LIBOR plus 0.45 bps	11/16/2017	(376,502)	14,954

				$(4,363,233)	$16,221

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Morgan Stanley	Royal Dutch Shell plc	Received 1 Month-LIBOR plus 0.45 bps	11/16/2017	$272,736	$(4,417)
Morgan Stanley	SABMiller plc	Received 1 Month-LIBORplus 0.50 bps	11/16/2017	478,324	(5,120)

				$751,060	$(9,537)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	29

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	Goldman Sachs	10,000	Purchase	12/15/2015	7,226	$91
CAD	Goldman Sachs	26,100	Purchase	12/15/2015	19,544	7
CAD	Goldman Sachs	3,976,000	Sale	12/15/2015	2,977,187	53,458
EUR	Goldman Sachs	8,682,800	Sale	12/15/2015	9,176,801	472,750
GBP	Goldman Sachs	9	Purchase	12/15/2015	14	0
GBP	Goldman Sachs	2,304,209	Sale	12/15/2015	3,470,387	80,759
HKD	Goldman Sachs	7,663,400	Sale	12/15/2015	988,431	399

						$607,464

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	Goldman Sachs	4,900	Purchase	12/15/2015	3,541	$(31)
AUD	Goldman Sachs	14,900	Sale	12/15/2015	10,768	(271)
CAD	Goldman Sachs	4,352,900	Purchase	12/15/2015	3,259,405	(42,927)
CAD	Goldman Sachs	351,300	Sale	12/15/2015	263,050	(1,006)
EUR	Goldman Sachs	1,281,100	Purchase	12/15/2015	1,353,987	(85,901)
GBP	Goldman Sachs	2,304,200	Purchase	12/15/2015	3,470,373	(54,409)
HKD	Goldman Sachs	7,663,400	Purchase	12/15/2015	988,433	(551)

						$(185,096)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Bermuda	7.40%
Netherlands	2.26%
Singapore	1.06%
United Kingdom	0.92%
Ireland	0.78%
Italy	0.54%
Switzerland	0.48%
Canada	0.46%
Belgium	0.17%
Australia	0.00%	(b)
United States	84.80%
Other Assets in Excess of Liabilities	1.13%

	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

See Notes to Financial Statements.

30	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Abbreviations:

ADR - American Depositary Receipt

AUD - Australian dollar

bps - Basis Points

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

S&P - Standard & Poor’s

SpA - Societa per Azione

The following table summarizes the Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$220,743,521	$—	$—	$220,743,521
Limited Partnerships	1,348,103	—	—	1,348,103
Exchange-Traded Funds	2,116,404	—	—	2,116,404
Rights	—	—	694,338	694,338
Corporate Bonds	—	40,823,076	1,006,740	41,829,816
Convertible Corporate Bonds	—	—	51,280	51,280
Purchased Options	773,969	—	—	773,969
Short-Term Investments	40,027,498	—	—	40,027,498

TOTAL	$265,009,495	$40,823,076	$1,752,358	$307,584,929

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	31

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$607,464	$—	$607,464
Equity Swaps	16,221	—	—	16,221

Liabilities
Common Stocks**	(69,507,935)	—	—	(69,507,935)
Limited Partnerships	(3,807,119)	—	—	(3,807,119)
Exchange-Traded Funds	(27,970,796)	—	—	(27,970,796)
Rights	—	—	(11)	(11)
Corporate Bonds	—	(2,531,277)	—	(2,531,277)
Written Options	(395,077)	—	—	(395,077)
Forward Foreign Currency Exchange Contracts	—	(185,096)	—	(185,096)
Equity Swaps	(9,537)	—	—	(9,537)

TOTAL	$(101,674,243)	$(2,108,909)	$(11)	$(103,783,163)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2015:

Investments in Securities	Balance as of May 31, 2015	Realized Gain/(Loss)	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfers into Level 3	Amortization	Transfers out of Level 3	Balance as of November 30, 2015	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2015
Rights	$697,911	$—	$(3,573)	$—	$—	$—	$—	$—	$694,338	$(3,573)
Corporate Bonds	—	—	(278,066)	—	—	1,278,400	6,406	—	1,006,740	(278,066)
Convertible Corporate Bonds	—	—	(769,617)	—	(2,043)	528,825	294,115	—	51,280	(769,617)

Total	$697,911	$—	$(1,051,256)	$—	$(2,043)	$1,807,225	$300,521	$—	$1,752,358	$(1,051,256)

See Notes to Financial Statements.

32	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Other Financial Instruments	Balance as of May 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Amortization	Transfers out of Level 3	Balance as of November 30, 2015	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2015
Rights	$(16)	$—	$5	$—	$—	$—	$—	$—	$(11)	$5

Total	$(16)	$—	$5	$—	$—	$—	$—	$—	$(11)	$5

Corporate Bonds in the amount of $1,278,400 and Convertible Corporate Bonds in the amount of $528,825 transferred into level 3 as they were deemed illiquid and there was no tradeable market which resulted in a lack of available market inputs to determine price.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	33

The Arbitrage Credit Opportunities Fund	Portfolio Information
November 30, 2015 (Unaudited)

Performance (annualized returns as of November 30, 2015)

	One Year	Since Inception*
Arbitrage Credit Opportunities Fund, Class R	-1.87%	1.72%
Arbitrage Credit Opportunities Fund, Class I	-1.59%	1.94%
Arbitrage Credit Opportunities Fund, Class C**	-2.48%	1.04%
Arbitrage Credit Opportunities Fund, Class A***	-1.87%	1.23%
Barclays Capital U.S. Aggregate Bond Index	0.97%	1.54%
BofA Merrill Lynch High Yield Master II Index	-3.56%	3.41%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.30%, 2.05%, 3.05% and 2.30%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.50%, 1.25%, 2.25% and 1.50% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2016.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

34	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio Information (continued)
November 30, 2015 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Credit Opportunities Fund’s investments in common stock, corporate bonds and convertible corporate bonds as of the report date.

Semi-Annual Report | November 30, 2015	35

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.08%
Commercial Services - 0.55%
Macquarie Infrastructure Corp.	4,800	$360,144

Software - 1.53%
Red Hat, Inc.(a)	4,700	382,627
salesforce.com, Inc.(a)	7,700	613,613

		996,240

TOTAL COMMON STOCKS (Cost $1,179,358)		1,356,384

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 77.82%
Advertising - 2.00%
Visant Corp.	10/01/2017	10.000%	$1,275,000	$1,308,150

Aerospace & Defense - 1.19%
TransDigm, Inc.	07/15/2021	7.500%	742,000	777,245

Auto Parts & Equipment - 1.20%
Goodyear Tire & Rubber Co.	08/15/2020	8.250%	750,000	781,275

Banks - 1.07%
CIT Group, Inc.	08/15/2017	4.250%	550,000	560,829
Wells Fargo Capital X	12/15/2036	5.950%	136,000	137,700

				698,529

Chemicals - 0.62%
Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp.(b)	04/15/2021	6.500%	407,000	403,948

Commercial Services - 4.62%
Hertz Corp.	10/15/2018	7.500%	1,100,000	1,120,625
Interactive Data Corp.(b)	04/15/2019	5.875%	429,000	438,374
Service Corp. International	06/15/2017	7.000%	1,264,000	1,358,800
	01/15/2022	5.375%	96,000	100,800

				3,018,599

Distribution/Wholesale - 2.82%
Brightstar Corp.(b)	12/01/2016	9.500%	1,435,000	1,438,587
HD Supply, Inc.	07/15/2020	7.500%	380,000	401,850

				1,840,437

See Notes to Financial Statements.

36	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 77.82% (Continued)
Diversified Financial Services - 4.29%
Ally Financial, Inc.	02/15/2017	5.500%	$650,000	$668,687
	03/15/2020	8.000%	391,000	455,026
Corolla Trust(b)(c)(f)	08/28/2039	0.000%	146,000	91,980
GFI Group, Inc.	07/19/2018	8.625%	443,000	479,548
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	03/15/2017	3.500%	315,000	315,000
ROC Finance LLC / ROC Finance 1 Corp.(b)	09/01/2018	12.125%	750,000	791,250

				2,801,491

Electric - 1.17%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(b)(d)	03/01/2022	11.750%	717,257	764,776

Electrical Components & Equipment - 0.64%
General Cable Corp.	10/01/2022	5.750%	500,000	420,000

Entertainment - 3.62%
Mohegan Tribal Gaming Authority, PIK(b)	09/15/2018	11.000%	189,000	189,473
Peninsula Gaming LLC / Peninsula Gaming Corp.(b)	02/15/2018	8.375%	650,000	667,875
Pinnacle Entertainment, Inc.	05/15/2020	8.750%	437,000	456,665
	04/01/2022	7.750%	955,000	1,049,306

				2,363,319

Food - 10.10%
Bumble Bee Holdco., SCA, PIK (10.38% PIK)(b)	03/15/2018	9.625%	250,000	253,125
Bumble Bee Holdings, Inc.(b)(e)	12/15/2017	9.000%	1,350,000	1,378,687
Chiquita Brands International, Inc. / Chiquita Brands LLC(e)	02/01/2021	7.875%	1,700,000	1,797,750
Dean Holding Co.	10/15/2017	6.900%	1,199,000	1,258,950
Simmons Foods, Inc.(b)	10/01/2021	7.875%	500,000	457,500
US Foods, Inc.	06/30/2019	8.500%	1,393,000	1,446,979

				6,592,991

Food Service - 1.34%
Aramark Services, Inc.	03/15/2020	5.750%	845,000	877,216

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	37

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 77.82% (Continued)
Gas - 0.15%
AmeriGas Partners LP / AmeriGas Finance Corp.	08/20/2019	6.250%	$100,000	$101,250

Healthcare - Products - 3.40%
Baxter International, Inc.	06/01/2018	5.375%	1,571,000	1,697,813
Kinetic Concepts, Inc. / KCI USA, Inc.	11/01/2018	10.500%	538,000	522,398

				2,220,211

Healthcare - Services - 1.51%
CHS/Community Health Systems, Inc.	08/15/2018	5.125%	119,000	121,380
	11/15/2019	8.000%	854,000	864,675

				986,055

Household Products - 1.57%
Edgewell Personal Care Co.	05/19/2021	4.700%	1,000,000	1,022,750

Lodging - 2.03%
Boyd Gaming Corp.	07/01/2020	9.000%	400,000	428,000
Station Casinos LLC	03/01/2021	7.500%	850,000	901,000

				1,329,000

Machinery - Diversified - 2.25%
SPX FLOW, Inc.(e)	09/01/2017	6.875%	1,390,000	1,469,925

Media - 9.86%
CCO Holdings LLC / CCO Holdings Capital Corp.	06/01/2020	7.375%	1,500,000	1,563,750
Clear Channel Worldwide Holdings, Inc., Series B	03/15/2020	7.625%	1,047,000	1,015,590
Entercom Radio LLC(e)	12/01/2019	10.500%	1,060,000	1,105,050
Gray Television, Inc.(e)	10/01/2020	7.500%	1,043,000	1,082,112
LIN Television Corp.	01/15/2021	6.375%	787,000	824,383
Univision Communications, Inc.(b)	05/15/2021	8.500%	815,000	847,600

				6,438,485

Miscellaneous Manufacturing - 1.80%
LSB Industries, Inc.	08/01/2019	7.750%	1,365,000	1,173,900

Oil & Gas - 0.01%
Southern Pacific Resource Corp.(b)(d)	01/25/2018	8.750%	356,000	5,332

See Notes to Financial Statements.

38	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 77.82% (Continued)
Oil & Gas Services - 2.70%
Archrock, Inc.	12/01/2018	7.250%	$1,733,000	$1,764,367

Packaging & Containers - 1.86%
Ardagh Finance Holdings SA, PIK(b)	06/15/2019	8.625%	805,210	839,431
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA	04/15/2019	7.125%	372,000	378,045

				1,217,476

Retail - 4.58%
AmeriGas Finance LLC / AmeriGas Finance Corp.	05/20/2020	6.750%	534,000	548,108
Rite Aid Corp.	03/15/2020	9.250%	1,000,000	1,068,750
Sally Holdings LLC / Sally Capital, Inc.	11/15/2019	6.875%	1,323,000	1,370,893

				2,987,751

Semiconductors - 0.31%
NXP BV / NXP Funding LLC(b)	09/15/2016	3.500%	200,000	200,500

Software - 6.79%
Audatex North America, Inc.(b)	11/01/2023	6.125%	1,790,000	1,803,425
First Data Corp.(b)	01/15/2022	8.750%	2,500,000	2,627,500

				4,430,925

Telecommunications - 3.43%
Cincinnati Bell, Inc.	10/15/2020	8.375%	1,017,000	1,050,052
FairPoint Communications, Inc.(b)	08/15/2019	8.750%	525,000	534,844
Frontier Communications Corp.(b)	09/15/2025	11.000%	300,000	294,000
Level 3 Financing, Inc.	06/01/2020	7.000%	40,000	42,250
	07/15/2020	8.625%	100,000	105,125
T-Mobile USA, Inc.	11/15/2020	6.625%	205,000	211,150

				2,237,421

Transportation - 0.89%
Overseas Shipholding Group, Inc.	03/30/2018	8.125%	569,000	584,647

TOTAL CORPORATE BONDS (Cost $51,916,941)				50,817,971

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	39

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 1.33%
Internet - 1.33%
Twitter, Inc.	09/15/2019	0.250%	$1,000,000	$866,250

Oil & Gas Services - 0.00%(g)
Cal Dive International, Inc.(d)(f)	07/15/2017	5.000%	314,000	3,140

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,117,236)				869,390

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Put Options Purchased - 0.02%
Rite Aid Corp.	04/2016	$7.00	100	$2,600
SPDR® S&P 500® ETF Trust	01/2016	186.00	182	11,557

TOTAL PUT OPTIONS PURCHASED (Cost $26,712)				14,157

TOTAL PURCHASED OPTIONS (Cost $26,712)				14,157

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 17.26%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.150%	(h)	11,267,645	$11,267,645

TOTAL SHORT-TERM INVESTMENTS (Cost $11,267,645)				11,267,645

Total Investments - 98.51% (Cost $65,507,892)				64,325,547

Other Assets in Excess of Liabilities - 1.49%				971,383	(i)

NET ASSETS - 100.00%				$65,296,930

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2015, these securities had a total value of $14,028,207 or 21.48% of net assets.

See Notes to Financial Statements.

40	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2015.
(d)	Security in default on interest payments.
(e)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $5,928,075, representing 9.08% of net assets.
(f)	Security considered illiquid. On November 30, 2015, the total market value of these securities was $95,120, representing 0.14% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Rate shown is the 7-day effective yield as of November 30, 2015.
(i)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/2014	Cal Dive International, Inc.	$243,242	$3,140	0.00%
08/15/2014	Corolla Trust	114,611	91,980	0.14

			$95,120	0.14%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (0.15%)
Internet - (0.15%)
Twitter, Inc.	(3,900)	$(99,060)

TOTAL COMMON STOCKS (Proceeds $101,788)		(99,060)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.57%)
Commercial Services - (0.70%)
Block Financial LLC	11/01/2022	5.500%	$(429,000)	$(459,006)

Oil & Gas - (0.52%)
Ensco Plc	03/15/2021	4.700%	(387,000)	(338,316)

Oil & Gas Services - (0.35%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(248,000)	(227,781)

TOTAL CORPORATE BONDS (Proceeds $1,099,153)				(1,025,103)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	41

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - (3.91%)
Commercial Services - (1.32%)
Macquarie Infrastructure Corp.	07/15/2019	2.875%	$(750,000)	$(860,156)

Software - (2.59%)
Red Hat, Inc.	10/01/2019	0.250%	(550,000)	(712,938)
salesforce.com, Inc.	04/01/2018	0.250%	(750,000)	(978,281)

				(1,691,219)

TOTAL CONVERTIBLE CORPORATE BONDS (Proceeds $2,310,976)				(2,551,375)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,511,917)				$(3,675,538)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
SPDR® S&P 500® ETF Trust	01/2016	$180.00	(182)	$(7,098)

TOTAL WRITTEN PUT OPTIONS (Premiums received $15,484)				(7,098)

TOTAL WRITTEN OPTIONS (Premiums received $15,484)				$(7,098)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	246,600	Sale	12/15/2015	$184,652	$1,424

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	239,500	Purchase	12/15/2015	$179,336	$(3,456)

See Notes to Financial Statements.

42	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Luxembourg	1.67%
Netherlands	0.31%
Canada	0.01%
United States	96.52%
Other Assets in Excess of Liabilities	1.49%

100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Payment-in-kind

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

SCA - Societe en commandite par actions is the French term for limited liability partnership

S&P - Standard & Poor’s

The following table summarizes the Arbitrage Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,356,384	$—	$—	$1,356,384
Corporate Bonds	—	50,725,991	91,980	50,817,971
Convertible Corporate Bonds	—	866,250	3,140	869,390
Purchased Options	14,157	—	—	14,157
Short-Term Investments	11,267,645	—	—	11,267,645

TOTAL	$12,638,186	$51,592,241	$95,120	$64,325,547

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	43

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,424	$—	$1,424

Liabilities
Common Stocks**	(99,060)	—	—	(99,060)
Corporate Bonds	—	(1,025,103)	—	(1,025,103)
Convertible Bonds	—	(2,551,375)	—	(2,551,375)
Written Options	(7,098)	—	—	(7,098)
Forward Foreign Currency Exchange Contracts	—	(3,456)	—	(3,456)

TOTAL	$(106,158)	$(3,578,510)	$—	$(3,684,668)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2015:

Investments in Securities	Balance as of May 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Amortization Premium/ Discount	Balance as of November 30, 2015	Net change in Unrealized Appreciation/ (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2015
Corporate Bonds	$—	$—	$(25,403)	$—	$—	$116,800	$—	$583	$91,980	$(25,403)
Convertible Corporate Bonds	—	—	(46,844)	—	—	32,381	—	17,603	3,140	(46,844)

Total	$—	$—	$(72,247)	$—	$—	$149,181	$—	$18,186	$95,120	$(72,247)

Corporate Bonds in the amount of $116,800 and Convertible Corporate Bonds in the amount of $32,381 transferred into level 3 as they were deemed illiquid and there was no tradeable market which resulted in a lack of available market inputs to determine price.

See Notes to Financial Statements.

44	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio Information
November 30, 2015 (Unaudited)

Performance (annualized returns as of November 30, 2015)

Since Inception*
Arbitrage Tactical Equity Fund, Class R	-7.84%
Arbitrage Tactical Equity Fund, Class I	-7.84%
Arbitrage Tactical Equity Fund, Class C**	-7.84%
Arbitrage Tactical Equity Fund, Class A***	-7.84%
S&P 500® Index	1.95%
HFRX Event Driven: Special Situations Index	-2.55%
HFRI Equity Hedge (Total) Index	0.23%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to mnv.arbitragefunds.com.

* Class R, Class I Class C and Class A inception: 12/31/14.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class 1, Class C and Class A are 6.07%, 5.82%, 6.82% and 6.07%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69%, for Class R, Class I, Class C and Class A, respectively, until at least December 31, 2017.

The HFRX Event Driven: Special Situations Index is an index that employs an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, postdate or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transactions or other realization of

Semi-Annual Report | November 30, 2015	45

The Arbitrage Tactical Equity Fund	Portfolio Information (continued)
November 30, 2015 (Unaudited)

shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity (greater than 60%) but also corporate debt exposure, and in general focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

The HFRI Equity Hedge (Total) Index is an index where Investment Managers maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

An investor may not invest directly in an index.

46	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio Information (continued)
November 30, 2015 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Tactical Equity Fund’s investments in common stock, limited partnerships and exchange-traded funds as of the report date.

Semi-Annual Report | November 30, 2015	47

The Arbitrage Tactical Equity Fund	Portfolio of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 44.17%
Advertising - 2.33%
Journal Media Group, Inc.(a)	3,010	$36,301

Aerospace & Defense - 1.76%
Harris Corp.(a)	329	27,350

Beverages - 0.34%
Anheuser-Busch InBev SA, Sponsored ADR	28	3,597
Boston Beer Co., Inc., Class A(b)	8	1,709

		5,306

Coal - 0.01%
Peabody Energy Corp.	13	152

Computers & Computer Services - 3.60%
EMC Corp.(a)	635	16,091
Hewlett Packard Enterprise Co.(b)	2,049	30,448
NCR Corp.(a)(b)(c)	351	9,516

		56,055

Diversified Financial Services - 1.34%
Synchrony Financial(b)	656	20,868

Electric - 0.56%
Dynegy, Inc.(a)(b)(c)	537	8,656

Food - 1.59%
Kraft Heinz Co.(c)	93	6,853
Nomad Foods Ltd.(b)	1,327	16,455
Nomad Foods Ltd., London(b)	115	1,427

		24,735

Internet - 4.75%
Yahoo!, Inc.(a)(b)	2,187	73,942

Media - 10.44%
Comcast Corp., Class A(a)	1,526	92,872
DISH Network Corp., Class A(a)(b)(c)	247	15,490
Media General, Inc.(a)(b)	3,495	54,277

		162,639

See Notes to Financial Statements.

48	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 44.17% (Continued)
Pharmaceuticals - 1.27%
Mylan N.V.(a)(b)	140	$7,182
Perrigo Co. Plc(a)	84	12,549

		19,731

Real Estate - 3.20%
Forest City Enterprises, Inc., Class A(a)(b)	2,242	49,862

Real Estate Investment Trusts - 4.59%
InfraREIT, Inc.(a)(b)	1,528	30,820
New York REIT, Inc.	305	3,511
Seritage Growth Properties, Class A(a)(b)	1,017	37,120

		71,451

Retail - 1.98%
Macy’s, Inc.(a)(c)	426	16,648
Office Depot, Inc.(a)(b)(c)	2,158	14,221

		30,869

Semiconductors - 1.99%
Avago Technologies Ltd.(a)(c)	238	31,047

Telecommunications - 4.42%
Frontier Communications Corp.(a)(c)	8,693	43,378
HC2 Holdings, Inc.(a)(b)	4,069	25,472

		68,850

TOTAL COMMON STOCKS (Cost $685,817)		687,814

LIMITED PARTNERSHIPS - 0.54%
Coal - 0.54%
CNX Coal Resources LP(a)	727	8,455

TOTAL LIMITED PARTNERSHIPS (Cost $10,982)		8,455

EXCHANGE-TRADED FUNDS - 0.92%
Equity Funds - 0.92%
SPDR® S&P 500® ETF Trust	30	6,261
Consumer Staples Select Sector SPDR® Fund(a)	162	8,006

		14,267

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,752)		14,267

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	49

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b) - 0.36%
Call Options Purchased - 0.30%
AbbVie, Inc.	01/2016	$70.00	3	$22
Applied Materials, Inc.	01/2016	22.00	2	3
Avago Technologies Ltd.	01/2016	120.00	2	2,940
B/E Aerospace, Inc.:
	01/2016	50.00	2	65
	01/2016	55.00	6	15
Bob Evans Farms, Inc.	12/2015	45.00	6	240
DISH Network Corp., Class A	01/2016	70.00	1	62
Dynegy, Inc.	12/2015	30.00	3	8
Frontier Communications Corp.	01/2016	6.00	10	25
Molson Coors Brewing Co., Class B	12/2015	97.50	1	30
NCR Corp.	01/2016	25.00	1	270
Staples, Inc.	03/2016	16.00	22	935

TOTAL CALL OPTIONS PURCHASED (Cost $8,274)				4,615

Put Options Purchased - 0.06%
Berry Plastics Group, Inc.	12/2015	25.00	5	50
DISH Network Corp., Class A:
	12/2015	55.00	1	18
	12/2015	60.00	1	83
Kraft Heinz Co.	12/2015	75.00	1	212
Office Depot, Inc.	04/2016	6.00	8	640
Visteon Corp.	12/2015	90.00	3	15

TOTAL PUT OPTIONS PURCHASED (Cost $2,464)				1,018

TOTAL PURCHASED OPTIONS (Cost $10,738)				5,633

See Notes to Financial Statements.

50	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 50.87%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.150%	(d)	792,234	$792,234

TOTAL SHORT-TERM INVESTMENTS (Cost $792,234)				792,234

Total Investments - 96.86% (Cost $1,513,523)				1,508,403

Other Assets in Excess of Liabilities - 3.14%				48,941	(e)

NET ASSETS - 100.00%				$1,557,344

(a)	Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $579,662, representing 37.22% of net assets.
(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Rate shown is the 7-day effective yield as of November 30, 2015.
(e)	Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.31%)
Aerospace & Defense - (1.39%)
General Dynamics Corp.	(29)	$(4,247)
Lockheed Martin Corp.	(19)	(4,164)
Northrop Grumman Corp.	(22)	(4,100)
Raytheon Co.	(38)	(4,713)
Rockwell Collins, Inc.	(47)	(4,356)

		(21,580)

Beverages - (2.53%)
Molson Coors Brewing Co., Class B	(429)	(39,481)

Coal - (0.01%)
Peabody Energy Corp.	(13)	(152)

Commercial Services - (0.42%)
Booz Allen Hamilton Holding Corp.	(82)	(2,497)
H&R Block, Inc.	(112)	(4,109)

		(6,606)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	51

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.31%) (Continued)
Computers & Computer Services - (0.84%)
International Business Machines Corp.	(73)	$(10,178)
Leidos Holdings, Inc.	(50)	(2,897)

		(13,075)

Diversified Financial Services - (1.34%)
Synchrony Financial	(655)	(20,849)

Electric - (0.36%)
Calpine Corp.	(176)	(2,601)
Exelon Corp.	(44)	(1,202)
NRG Energy, Inc.	(67)	(828)
Talen Energy Corp.	(135)	(1,052)

		(5,683)

Internet - (4.78%)
Alibaba Group Holding Ltd., Sponsored ADR	(885)	(74,411)

Media - (7.16%)
Comcast Corp., Class A	(1,526)	(93,147)
Nexstar Broadcasting Group, Inc., Class A	(313)	(18,339)

		(111,486)

Retail - (0.86%)
Dillard’s, Inc., Class A	(11)	(825)
JC Penney Co., Inc.	(58)	(462)
Kohl’s Corp.	(49)	(2,309)
Nordstrom, Inc.	(74)	(4,167)
Staples, Inc.	(472)	(5,697)

		(13,460)

Semiconductors - (0.92%)
Intel Corp.	(410)	(14,256)

Telecommunications - (1.70%)
CenturyLink, Inc.	(726)	(19,550)
T-Mobile US, Inc.	(194)	(6,887)

		(26,437)

TOTAL COMMON STOCKS (Proceeds $337,413)		(347,476)

See Notes to Financial Statements.

52	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
LIMITED PARTNERSHIPS - (0.24%)
Coal - (0.24%)
Alliance Resource Partners LP	(217)	$(3,722)

TOTAL LIMITED PARTNERSHIPS (Proceeds $5,962)		(3,722)

EXCHANGE-TRADED FUNDS - (22.78%)
Equity Funds - (22.78%)
Consumer Staples Select Sector SPDR® Fund	(436)	(21,547)
Health Care Select Sector SPDR® Fund	(18)	(1,280)
iShares® Nasdaq Biotechnology ETF	(28)	(9,362)
iShares® Russell 2000 ETF	(958)	(114,088)
iShares® Russell 2000 Growth ETF	(34)	(4,990)
iShares® Russell 2000 Value ETF	(44)	(4,307)
Market Vectors® Semiconductor ETF	(751)	(41,906)
SPDR® S&P® Dividend ETF	(268)	(20,880)
SPDR® S&P® Retail ETF	(127)	(5,660)
Technology Select Sector SPDR® Fund	(288)	(12,661)
Vanguard REIT ETF	(1,487)	(118,053)

		(354,734)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $339,415)		(354,734)

TOTAL SECURITIES SOLD SHORT (Proceeds $682,790)		$(705,932)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Avago Technologies Ltd.	01/2016	$130.00	(2)	$(1,740)
Bob Evans Farms, Inc.	12/2015	55.00	(7)	(158)
DISH Network Corp., Class A	01/2016	75.00	(1)	(23)
Macy’s, Inc.	01/2016	75.00	(2)	(4)
Staples, Inc.	01/2016	22.00	(1)	(2)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,782)				(1,927)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	53

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
DISH Network Corp., Class A	12/2015	$60.00	(1)	$(82)
Molson Coors Brewing Co.	12/2015	85.00	(1)	(27)
T-Mobile US, Inc.	12/2015	36.00	(1)	(142)

TOTAL WRITTEN PUT OPTIONS (Premiums received $630)				(251)

TOTAL WRITTEN OPTIONS (Premiums received $2,412)				$(2,178)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	430	Purchase	12/15/2015	$322	$0
CAD	Goldman Sachs	7,280	Sale	12/15/2015	5,450	50
HKD	Goldman Sachs	8,000	Purchase	12/15/2015	1,032	0
HKD	Goldman Sachs	34,800	Sale	12/15/2015	4,488	1

						$51

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	9,270	Purchase	12/15/2015	$6,940	$(64)
CAD	Goldman Sachs	2,420	Sale	12/15/2015	1,813	(7)
HKD	Goldman Sachs	26,800	Purchase	12/15/2015	3,457	(2)

						$(73)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Singapore	1.99%
United Kingdom	1.15%
Ireland	0.81%
Belgium	0.23%
United States	92.68%
Other Assets in Excess of Liabilities	3.14%

100.00%

(a)	These percentages represent long positions only and are not net of short positions.

See Notes to Financial Statements.

54	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund	Portfolio of Investments (continued)
November 30, 2015 (Unaudited)

Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian dollar

ETF - Exchange-Traded Fund

HKD - Hong Kong dollar

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

S&P - Standard & Poor’s

The following table summarizes the Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$687,814	$—	$—	$687,814
Limited Partnerships	8,455	—	—	8,455
Exchange-Traded Funds	14,267	—	—	14,267
Purchased Options	5,633	—	—	5,633
Short-Term Investments	792,234	—	—	792,234

TOTAL	$1,508,403	$—	$—	$1,508,403

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$51	$—	$51

Liabilities
Common Stocks**	(347,476)	—	—	(347,476)
Limited Partnerships	(3,722)	—	—	(3,722)
Exchange-Traded Funds	(354,734)	—	—	(354,734)
Written Options	(2,178)	—	—	(2,178)
Forward Foreign Currency Exchange Contracts	—	(73)	—	(73)

TOTAL	$(708,110)	$(22)	$—	$(708,132)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	55

The Arbitrage Funds

ASSETS
Investments:
At cost

At value (Note 2)
Cash
Cash denominated in foreign currency (Cost $30,812, $4,937, $0 and $0)
Deposits with brokers for securities sold short (Note 2)
Segregated cash for swaps (Note 2)
Receivable for investment securities sold
Receivable for capital shares sold
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)
Unrealized appreciation on swap contracts
Dividends and interest receivable
Receivable due from Advisor
Prepaid offering costs
Prepaid expenses and other assets

Total Assets

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $336,697,438, $103,702,157, $3,511,917 and $682,790)
Written options, at value (Note 2) (premiums received $1,097,844, $433,302, $15,484 and $2,412)
Payable for investment securities purchased
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)
Unrealized depreciation on swap contracts
Payable for capital shares redeemed
Payable to Advisor (Note 6)
Dividends payable on securities sold short (Note 2)
Payable to Distributor (Note 6)
Payable to Administrator (Note 6)
Payable to transfer agent (Note 6)
Payable to custodian
Interest expense payable
Interest payable on swap contracts
Audit and legal fees payable
Payable to Trustees
Payable to Chief Compliance Officer (Note 6)
Payable to Chief Financial Officer (Note 6)
Other accrued expenses and liabilities

Total Liabilities

NET ASSETS

NET ASSETS CONSIST OF:
Paid-in capital
Accumulated net investment income (loss)
Accumulated net realized loss on investments, swap contracts, securities sold short, written option contracts and foreign currencies
Net unrealized appreciation (depreciation) on investments, swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies

NET ASSETS

See Notes to Financial Statements.

56	www.arbitragefunds.com | 1-800-295-4485

Statement of Assets and Liabilities
November 30, 2015 (Unaudited)

The Arbitrage Fund	The Arbitrage Event-Driven Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund

$1,989,441,304	$320,001,297	$65,507,892	$1,513,523

1,992,432,281	307,584,929	64,325,547	1,508,403
57,698	11,584	–	23
30,764	4,929	–	–
312,352,321	100,943,399	3,697,200	715,281
8,480,000	1,840,000	–	–
51,176,460	12,147,056	182,596	29,895
1,400,600	75,599	9,464	–
14,409,068	607,464	1,424	51
192,976	16,221	–	–
2,417,948	1,005,335	1,022,923	446
–	–	–	29,340
–	–	–	11,716
62,237	39,643	34,221	13,178

2,383,012,353	424,276,159	69,273,375	2,308,333

334,099,905	103,817,138	3,675,538	705,932
1,309,854	395,077	7,098	2,178
40,201,132	6,700,176	108,506	14,854
5,019,126	185,096	3,456	73
65,925	9,537	–	–
3,567,415	1,204,635	58,547	–
1,719,138	271,707	39,073	–
937,944	211,821	–	1,032
124,394	28,622	5,342	11
79,008	20,512	7,241	1,613
282,780	63,106	7,499	51
43,302	29,785	2,990	2,513
173,616	104,412	24,361	474
84,723	7,755	–	–
75,380	35,502	21,315	17,414
73,830	11,435	117	3
43,140	14,067	1,471	20
4,473	1,531	717	580
44,639	53,320	13,174	4,241

387,949,724	113,165,234	3,976,445	750,989

$1,995,062,629	$311,110,925	$65,296,930	$1,557,344

1,984,707,746	382,708,660	68,259,891	1,684,992
(3,378,898)	(929,652)	387,221	(16,493)
(1,016,046)	(58,602,130)	(2,010,667)	(83,105)
14,749,827	(12,065,953)	(1,339,515)	(28,050)

$1,995,062,629	$311,110,925	$65,296,930	$1,557,344

Semi-Annual Report | November 30, 2015	57

The Arbitrage Funds

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Net asset value and offering price per share(a)
CLASS I SHARES:
Net assets applicable to Class I shares
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Net asset value and offering price per share(a)
CLASS C SHARES:
Net assets applicable to Class C shares
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Net asset value and offering price per share(a)
CLASS A SHARES:
Net assets applicable to Class A shares
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Net asset value and offering price per share(a)
Maximum offering price per share (NAV/(100%—maximum sales charge))
Maximum sales charge

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

58	www.arbitragefunds.com | 1-800-295-4485

Statement of Assets and Liabilities
November 30, 2015 (Unaudited)

The Arbitrage Fund	The Arbitrage Event-Driven Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund

$451,608,426	$120,086,666	$18,967,286	$9,279
35,402,660	13,475,045	1,965,098	1,000
$12.76	$8.91	$9.65	$9.28

$1,492,750,073	$184,595,003	$44,108,154	$1,529,508
114,087,857	20,508,154	4,576,586	164,806
$13.08	$9.00	$9.64	$9.28

$32,819,759	$3,549,190	$1,619,853	$9,278
2,646,934	404,050	169,156	1,000
$12.40	$8.78	$9.58	$9.28

$17,884,371	$2,880,066	$601,637	$9,279
1,401,085	323,050	62,499	1,000
$12.76	$8.92	$9.63	$9.28
$13.09	$9.22	$9.95	$9.59
2.50%	3.25%	3.25%	3.25%

Semi-Annual Report | November 30, 2015	59

The Arbitrage Funds

INVESTMENT INCOME
Dividend income
Foreign taxes withheld on dividends
Interest income

Total Investment Income

EXPENSES
Investment advisory fees (Note 6)
Distribution and service fees (Note 6)
Class R
Class C
Class A
Administrative fees (Note 6)
Chief Compliance Officer fees (Note 6)
Trustees’ fees
Dividend expense
Interest rebate expense
Transfer agent fees (Note 6)
Custodian and bank service fees
Registration and filing fees
Printing of shareholder reports
Professional fees
Line of credit interest expense (Note 4)
Insurance expense
Chief Financial Officer fees (Note 6)
Offering costs
Other expenses

Total Expenses

Fees waived by the Advisor, Class R (Note 6)
Fees waived by the Advisor, Class I (Note 6)
Fees waived by the Advisor, Class C (Note 6)
Fees waived by the Advisor, Class A (Note 6)

Net Expenses

NET INVESTMENT INCOME (LOSS)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions (Note 8)
Net change in unrealized appreciation (depreciation) on:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions (Note 8)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

See Notes to Financial Statements.

60	www.arbitragefunds.com | 1-800-295-4485

Statement of Operations
For the Six Months Ended November 30, 2015 (Unaudited)

The Arbitrage Fund	The Arbitrage Event-Driven Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund

$8,786,225	$1,711,241	$19,793	$3,335
(77,582)	(7,038)	–	(6)
210,625	2,083,748	1,435,305	–

8,919,268	3,787,951	1,455,098	3,329

10,597,145	2,791,820	346,353	9,489

593,270	186,664	25,957	12
167,448	21,379	9,075	48
22,634	5,050	783	12
194,376	50,379	12,879	2,773
83,612	23,713	2,878	53
101,402	27,542	13,127	12,516
3,646,720	1,383,528	1,456	5,950
503,733	432,066	59,195	2,889
663,799	246,733	25,236	4,640
208,300	81,870	11,822	9,377
50,671	57,005	26,686	9,882
86,621	41,711	2,572	48
133,730	47,669	18,916	11,821
–	26,805	–	–
51,658	14,942	834	–
14,022	4,197	1,927	1,501
–	–	–	66,996
48,470	45,280	16,020	5,988

17,167,611	5,488,353	575,716	143,995

–	(72,695)	(13,643)	(790)
–	(139,782)	(30,644)	(121,784)
–	(2,084)	(1,194)	(790)
–	(1,959)	(413)	(790)

17,167,611	5,271,833	529,822	19,841

(8,248,343)	(1,483,882)	925,276	(16,512)

(64,152,600)	(46,454,934)	(1,550,375)	(125,786)
3,434,800	860,974	4,760	1,864
25,626,540	8,629,489	76,942	29,580
6,611,138	3,928,927	16,385	10,813
(10,762,457)	(534,416)	12,808	(189)

5,195,019	(6,379,235)	(715,589)	(11,988)
14,185	21,716	1,801	–
(3,318,029)	(202,530)	74,498	(19,689)
(601,479)	76,438	6,946	639
14,198,839	969,546	3,161	(4)

(23,754,044)	(39,084,025)	(2,068,663)	(114,760)

$(32,002,387)	$(40,567,907)	$(1,143,387)	$(131,272)

Semi-Annual Report | November 30, 2015	61

The Arbitrage Funds

FROM OPERATIONS:
Net investment income (loss)
Net realized gains (losses) from:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions
Net change in unrealized appreciation (depreciation) on:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions

Net increase/(decrease) in net assets resulting from operations

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R
Distributions from net investment income, Class I
Distributions from net investment income, Class C
Distributions from net investment income, Class A
NET REALIZED GAINS
Distributions from net realized gains, Class R
Distributions from net realized gains, Class I
Distributions from net realized gains, Class C
Distributions from net realized gains, Class A

Decrease in net assets from distributions to shareholders

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold
Shares issued in reinvestment of distributions
Proceeds from redemption fees collected (Note 2)
Payments for shares redeemed

Net increase/(decrease) in net assets from capital share transactions

TOTAL INCREASE/(DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period

End of period*

* Including accumulated net investment income (loss) of:

See Notes to Financial Statements.

62	www.arbitragefunds.com | 1-800-295-4485

Statement of Changes in Net Assets

The Arbitrage Fund		The Arbitrage Event-Driven Fund
Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015

$(8,248,343)	$(16,949,435)	$(1,483,882)	$3,351,926

(64,152,600)	293,123,691	(46,454,934)	13,840,851
3,434,800	(253,886)	860,974	778,445
25,626,540	(222,961,312)	8,629,489	(36,254,971)
6,611,138	12,770,110	3,928,927	3,287,176
(10,762,457)	25,301,697	(534,416)	5,225,074

5,195,019	(61,391,553)	(6,379,235)	(16,801,049)
14,185	(164,901)	21,716	(14,013)
(3,318,029)	48,301,456	(202,530)	4,425,595
(601,479)	622	76,438	(78,435)
14,198,839	(634,000)	969,546	14,868

(32,002,387)	77,142,489	(40,567,907)	(22,224,533)

–	–	–	(1,765,025)
–	–	–	(3,897,650)
–	–	–	(22,154)
–	–	–	(39,977)

–	(1,270,987)	–	(3,673,053)
–	(4,326,291)	–	(6,881,389)
–	(79,686)	–	(100,341)
–	(22,574)	–	(84,204)

–	(5,699,538)	–	(16,463,793)

378,058,504	926,411,171	37,599,677	426,570,641
–	4,050,952	–	13,481,621
9,353	22,225	8,436	13,963
(416,544,390)	(1,449,499,845)	(281,406,019)	(309,016,808)

(38,476,533)	(519,015,497)	(243,797,906)	131,049,417

(70,478,920)	(447,572,546)	(284,365,813)	92,361,091

2,065,541,549	2,513,114,095	595,476,738	503,115,647

$1,995,062,629	$2,065,541,549	$311,110,925	$595,476,738

$(3,378,898)	$4,869,445	$(929,652)	$554,230

Semi-Annual Report | November 30, 2015	63

The Arbitrage Funds

FROM OPERATIONS:
Net investment income (loss)
Net realized gains (losses) from:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions
Net change in unrealized appreciation (depreciation) on:
Investments
Swap contracts
Securities sold short
Written option contracts
Foreign currency transactions

Net increase/(decrease) in net assets resulting from operations

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R
Distributions from net investment income, Class I
Distributions from net investment income, Class C
Distributions from net investment income, Class A
NET REALIZED GAINS
Distributions from net realized gains, Class R
Distributions from net realized gains, Class I
Distributions from net realized gains, Class C
Distributions from net realized gains, Class A

Decrease in net assets from distributions to shareholders

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold
Shares issued in reinvestment of distributions
Proceeds from redemption fees collected (Note 2)
Payments for shares redeemed

Net increase/(decrease) in net assets from capital share transactions

TOTAL INCREASE/(DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period

End of period*

* Including accumulated net investment income (loss) of:

(a)	Commenced operations on January 2, 2015.

See Notes to Financial Statements.

64	www.arbitragefunds.com | 1-800-295-4485

Statement of Changes in Net Assets

The Arbitrage Credit Opportunities Fund		The Arbitrage Tactical Equity Fund
Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Period Ended May 31, 2015(a)

$925,276	$1,505,436	$(16,512)	$(8,588)

(1,550,375)	(896,060)	(125,786)	13,267
4,760	(3,089)	1,864	(269)
76,942	331,588	29,580	(10,041)
16,385	6,041	10,813	3,655
12,808	(3,180)	(189)	(119)

(715,589)	(635,543)	(11,988)	6,868
1,801	(1,801)	–	–
74,498	(169,697)	(19,689)	(3,453)
6,946	355	639	(405)
3,161	14,361	(4)	(18)

(1,143,387)	148,411	(131,272)	897

(294,534)	(235,746)	–	–
(679,349)	(1,045,525)	–	–
(22,096)	(37,249)	–	–
(8,957)	(10,070)	–	–

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–

(1,004,936)	(1,328,590)	–	–

11,662,351	65,269,484	317,330	1,415,609
1,003,564	1,320,031	–	–
–	234	–	–
(16,716,869)	(24,088,868)	(45,157)	(63)

(4,050,954)	42,500,881	272,173	1,415,546

(6,199,277)	41,320,702	140,901	1,416,443

71,496,207	30,175,505	1,416,443	–

$65,296,930	$71,496,207	$1,557,344	$1,416,443

$387,221	$466,881	$(16,493)	$19

Semi-Annual Report | November 30, 2015	65

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares outstanding for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.36% (annualized), 0.68%, 0.60%, 0.42%, 0.58% and 0.51%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.18%, 0.12%, 0.10%, 0.20% and 0.13%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

66	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
$12.97		$12.58	$12.50	$12.80	$12.77	$12.50

(0.06)		(0.11)	(0.09)	(0.10)	(0.11)	(0.12)
(0.15)		0.53	0.23	0.15	0.44	0.66

(0.21)		0.42	0.14	0.05	0.33	0.54

–		–	–	(0.09)	–	–
–		(0.03)	(0.06)	(0.26)	(0.30)	(0.27)

–		(0.03)	(0.06)	(0.35)	(0.30)	(0.27)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

$12.76		$12.97	$12.58	$12.50	$12.80	$12.77

(1.62%	)(d)	3.35%	1.10%	0.42%	2.54%	4.37%

$451,608		$500,440	$760,750	$916,677	$1,003,646	$866,885

1.87%	(e)	2.31%	2.17%	1.97%	2.23%	2.16%
1.46%	(e)	1.45%	1.45%	1.45%	1.45%	1.52%
1.46%	(e)	1.45%	1.45%	1.45%	1.44%	1.52%
(0.99%	)(e)	(0.87% )	(0.70% )	(0.78% )	(0.83% )	(0.93% )

39%	(d)	514%	462%	459%	563%	389%

Semi-Annual Report | November 30, 2015	67

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares outstanding for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.36% (annualized), 0.68%, 0.60%, 0.42%, 0.58% and 0.51%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.18%, 0.12%, 0.10%, 0.20% and 0.13%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

68	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
$13.28		$12.86	$12.74	$13.04	$12.98	$12.68

(0.05)		(0.09)	(0.05)	(0.07)	(0.07)	(0.08)
(0.15)		0.54	0.23	0.16	0.43	0.67

(0.20)		0.45	0.18	0.09	0.36	0.59

–		–	–	(0.13)	–	(0.02)
–		(0.03)	(0.06)	(0.26)	(0.30)	(0.27)

–		(0.03)	(0.06)	(0.39)	(0.30)	(0.29)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

$13.08		$13.28	$12.86	$12.74	$13.04	$12.98

(1.51%	)(d)	3.51%	1.39%	0.67%	2.74%	4.74%

$1,492,750		$1,514,685	$1,712,120	$1,937,514	$2,084,530	$1,346,801

1.62%	(e)	2.06%	1.92%	1.72%	1.98%	1.91%
1.21%	(e)	1.20%	1.20%	1.20%	1.20%	1.27%
1.21%	(e)	1.20%	1.20%	1.20%	1.20%	1.27%
(0.73%	)(e)	(0.65% )	(0.42% )	(0.51% )	(0.56% )	(0.62% )

39%	(d)	514%	462%	459%	563%	389%

Semi-Annual Report | November 30, 2015	69

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.36% (annualized), 0.68%, 0.60% and 0.42%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014 and 2013, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.18%, 0.12% and 0.11%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

70	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$12.65		$12.37	$12.38	$12.80

(0.11)		(0.20)	(0.18)	(0.23)
(0.14)		0.51	0.23	0.20

(0.25)		0.31	0.05	(0.03)

–		–	–	(0.13)
–		(0.03)	(0.06)	(0.26)

–		(0.03)	(0.06)	(0.39)

–		–	–	0.00 (c)

$12.40		$12.65	$12.37	$12.38

(1.98%	)(e)	2.52%	0.38%	(0.27% )

$32,820		$32,958	$33,589	$18,741

2.62%	(f)	3.06%	2.92%	2.75%
2.21%	(f)	2.20%	2.20%	2.20%
2.21%	(f)	2.20%	2.20%	2.20%
(1.73%	)(f)	(1.60% )	(1.45% )	(1.84% )

39%	(e)	514%	462%	459%

Semi-Annual Report | November 30, 2015	71

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.36% (annualized), 0.68% and 0.60%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.18% and 0.12% of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.

See Notes to Financial Statements.

72	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
$12.97		$12.59	$12.50

(0.06)		(0.09)	(0.09)
(0.15)		0.50	0.24

(0.21)		0.41	0.15

–		(0.03)	(0.06)

–		(0.03)	(0.06)

0.00	(c)	–	0.00 (c)

$12.76		$12.97	$12.59

(1.62%	)(e)	3.27%	1.18%

$17,884		$17,458	$6,655

1.87%	(f)	2.31%	2.18%
1.46%	(f)	1.45%	1.46%
1.46%	(f)	1.45%	1.46%
(0.98%	)(f)	(0.70% )	(0.69% )

39%	(e)	514%	462%

Semi-Annual Report | November 30, 2015	73

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.62% (annualized), 0.55%, 0.49%, 0.36%, 0.27% and 0.28% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015, 2014, 2013 and 2012 and the period ended May 31, 2011, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.26%, 0.13%, 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015, 2014, 2013 and 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.

74	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011(a)
$9.73		$10.29	$9.80	$9.79	$10.23	$10.00

(0.04)		0.04	0.10	0.15	0.10	(0.02)
(0.78)		(0.36)	0.46	0.11	0.09	0.36

(0.82)		(0.32)	0.56	0.26	0.19	0.34

–		(0.08)	(0.06)	(0.10)	(0.15)	(0.01)
–		(0.16)	(0.01)	(0.15)	(0.48)	(0.10)

–		(0.24)	(0.07)	(0.25)	(0.63)	(0.11)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$8.91		$9.73	$10.29	$9.80	$9.79	$10.23

(8.43%	)(e)	(3.12% )	5.75%	2.72%	1.88%	3.43%	(e)

$120,087		$195,014	$204,055	$10,080	$8,976	$4,867

2.62%	(f)	2.52%	2.33%	2.55%	2.67%	4.33%	(f)
1.79%	(f)	1.71%	1.71%	2.06%	2.19%	3.84%	(f)
1.69%	(f)	1.69%	1.69%	1.69%	1.69%	1.69%	(f)
(0.85%	)(f)	0.37%	1.04%	1.58%	1.02%	(0.26%	)(f)

200%	(e)	451%	340%	336%	490%	298%	(e)

Semi-Annual Report | November 30, 2015	75

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.62% (annualized), 0.55%, 0.49%, 0.36%, 0.27% and 0.28% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015, 2014, 2013 and 2012 and the period ended May 31, 2011, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.26%, 0.13%, 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015, 2014, 2013 and 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.

76	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011(a)
$9.81		$10.37	$9.86	$9.82	$10.24	$10.00

(0.03)		0.06	0.13	0.16	0.12	0.01
(0.78)		(0.37)	0.46	0.13	0.09	0.35

(0.81)		(0.31)	0.59	0.29	0.21	0.36

–		(0.09)	(0.07)	(0.10)	(0.15)	(0.02)
–		(0.16)	(0.01)	(0.15)	(0.48)	(0.10)

–		(0.25)	(0.08)	(0.25)	(0.63)	(0.12)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$9.00		$9.81	$10.37	$9.86	$9.82	$10.24

(8.26%	)(e)	(2.96% )	6.02%	3.04%	2.09%	3.57%	(e)

$184,595		$390,102	$290,999	$41,493	$21,389	$11,701

2.37%	(f)	2.27%	2.11%	2.31%	2.42%	4.73%	(f)
1.54%	(f)	1.46%	1.49%	1.82%	1.94%	4.24%	(f)
1.44%	(f)	1.44%	1.44%	1.44%	1.44%	1.44%	(f)
(0.55%	)(f)	0.62%	1.31%	1.68%	1.25%	0.12%	(f)

200%	(e)	451%	340%	336%	490%	298%	(e)

Semi-Annual Report | November 30, 2015	77

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.62% (annualized), 0.55%, 0.49% and 0.36%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014 and 2013, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.26%, 0.13% and 0.13%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015, 2014 and 2013, respectively.
(h)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

78	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$9.62		$10.22		$9.78	$9.79

(0.07)		(0.04)		0.03	0.09
(0.77)		(0.36)		0.46	0.13

(0.84)		(0.40)		0.49	0.22

–		(0.04)		(0.04)	(0.08)
–		(0.16)		(0.01)	(0.15)

–		(0.20)		(0.05)	(0.23)

$8.78		$9.62		$10.22	$9.78

(8.73%	)(d)	(3.95%	)	5.05%	2.33%

$3,549		$5,020		$4,232	$342

3.37%	(e)	3.27%		3.12%	3.31%
2.54%	(e)	2.46%		2.50%	2.82%
2.44%	(e)	2.44%		2.44%	2.44%

(1.62%	)(e)	(0.37%	)(h)	0.32%	0.95%

200%	(d)	451%		340%	336%

Semi-Annual Report | November 30, 2015	79

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income
From net realized gains

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.62% (annualized), 0.55% and 0.49%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.26% and 0.13% of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.
(i)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

80	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
$9.73		$10.30	$9.80

(0.04)		0.03	0.10
(0.77)		(0.36)	0.47

(0.81)		(0.33)	0.57

–		(0.08)	(0.06)
–		(0.16)	(0.01)

–		(0.24)	(0.07)

–		–	0.00 (c)

$8.92		$9.73	$10.30

(8.32%	)(e)	(3.22% )	5.85%

$2,880		$5,341	$3,830

2.62%	(f)	2.52%	2.36%
1.79%	(f)	1.71%	1.74%
1.69%	(f)	1.69%	1.69%

(0.81%	)(f)	0.35% (i)	0.98%

200%	(e)	451%	340%

Semi-Annual Report | November 30, 2015	81

The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.00% (annualized), 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.47%, 0.07% and 0.02% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

82	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$9.95		$10.28	$10.18	$10.00

0.12		0.28	0.40	0.17
(0.28)		(0.29)	0.08	0.06

(0.16)		(0.01)	0.48	0.23

(0.14)		(0.32)	(0.39)	(0.05)

(0.14)		(0.32)	(0.39)	(0.05)

–		0.00 (c)	0.01	0.00	(c)

$9.65		$9.95	$10.28	$10.18

(1.67%	)(e)	(0.10% )	4.99%	2.33%	(e)

$18,967		$22,728	$6,393	$1,671

1.80%	(f)	2.27%	2.71%	3.79%	(f)
1.63%	(f)	1.74%	2.54%	3.74%	(f)
1.50%	(f)	1.50%	1.50%	1.50%	(f)

2.52%	(f)	2.84%	3.97%	2.49%	(f)

45%	(e)	191%	181%	92%	(e)

Semi-Annual Report | November 30, 2015	83

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income

Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.00% (annualized), 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

84	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$9.93		$10.25	$10.16	$10.00

0.14		0.33	0.42	0.17
(0.29)		(0.31)	0.08	0.08

(0.15)		0.02	0.50	0.25

(0.14)		(0.34)	(0.41)	(0.09)

(0.14)		(0.34)	(0.41)	(0.09)

–		0.00 (c)	0.00 (c)	–

$9.64		$9.93	$10.25	$10.16

(1.50%	)(e)	0.16%	5.08%	2.49%	(e)

$44,108		$46,118	$23,039	$3,462

1.55%	(f)	2.04%	2.37%	3.64%	(f)
1.38%	(f)	1.51%	2.20%	3.60%	(f)
1.25%	(f)	1.25%	1.25%	1.25%	(f)

2.77%	(f)	3.28%	4.16%	2.62%	(f)

45%	(e)	191%	181%	92%	(e)

Semi-Annual Report | November 30, 2015	85

The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income

Total distributions

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.00% (annualized), 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2015, the years ended May 31, 2015 and 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

86	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$9.89		$10.23	$10.17	$10.00

0.09		0.22	0.34	0.11
(0.29)		(0.30)	0.07	0.09

(0.20)		(0.08)	0.41	0.20

(0.11)		(0.26)	(0.35)	(0.03)

(0.11)		(0.26)	(0.35)	(0.03)

$9.58		$9.89	$10.23	$10.17

(2.02%	)(d)	(0.76% )	4.17%	2.01%	(d)

$1,620		$2,020	$716	$26

2.55%	(e)	3.05%	3.37%	4.69%	(e)
2.38%	(e)	2.52%	3.20%	4.64%	(e)
2.25%	(e)	2.25%	2.25%	2.25%	(e)

1.86%	(e)	2.24%	3.37%	1.58%	(e)

45%	(d)	191%	181%	92%	(d)

Semi-Annual Report | November 30, 2015	87

The Arbitrage Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Less distributions
From net investment income

Total distributions

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.00% (annualized), 0.06% and 0.10%, of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.47% and 0.07% of average net assets for the six months ended November 30, 2015 and the years ended May 31, 2015 and 2014, respectively.

See Notes to Financial Statements.

88	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
$9.93		$10.25	$10.18

0.12		0.29	0.39
(0.28)		(0.29)	0.09

(0.16)		–	0.48

(0.14)		(0.32)	(0.41)

(0.14)		(0.32)	(0.41)

$9.63		$9.93	$10.25

(1.67%	)(d)	(0.01% )	4.86%

$602		$630	$28

1.80%	(e)	2.29%	2.77%
1.63%	(e)	1.76%	2.60%
1.50%	(e)	1.50%	1.50%

2.52%	(e)	2.95%	3.89%

45%	(d)	191%	181%

Semi-Annual Report | November 30, 2015	89

The Arbitrage Tactical Equity Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on January 2, 2015.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.78% (annualized) and 1.01% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.38% (annualized) and 0.15% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

90	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Period Ended May 31, 2015(a)
$10.12		$10.00

(0.12)		(0.10)
(0.72)		0.22

(0.84)		0.12

$9.28		$10.12

(8.30%	)(d)	1.20%	(d)

$9		$10

19.21%	(e)	44.48%	(e)
18.05%	(e)	43.32%	(e)
1.69%	(e)	1.69%	(e)

(2.40%	)(e)	(2.35%	)(e)

189%	(d)	235%	(d)

Semi-Annual Report | November 30, 2015	91

The Arbitrage Tactical Equity Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on January 2, 2015.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.78% (annualized) and 1.01% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.38% (annualized) and 0.15% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

92	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Period Ended May 31, 2015(a)
$10.12		$10.00

(0.10)		(0.09)
(0.74)		0.21

(0.84)		0.12

$9.28		$10.12

(8.30%	)(d)	1.20%	(d)

$1,530		$1,386

18.95%	(e)	28.08%	(e)
17.79%	(e)	26.92%	(e)
1.44%	(e)	1.44%	(e)

(2.17%	)(e)	(2.15%	)(e)

189%	(d)	235%	(d)

Semi-Annual Report | November 30, 2015	93

The Arbitrage Tactical Equity Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on January 2, 2015.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.78% (annualized) and 1.01% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.38% (annualized) and 0.15% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

94	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Period Ended May 31, 2015(a)
$10.12		$10.00

(0.15)		(0.13)
(0.69)		0.25

(0.84)		0.12

$9.28		$10.12

(8.30%	)(d)	1.20%	(d)

$9		$10

19.96%	(e)	45.25%	(e)
18.80%	(e)	44.09%	(e)
2.44%	(e)	2.44%	(e)

(3.15%	)(e)	(3.10%	)(e)

189%	(d)	235%	(d)

Semi-Annual Report | November 30, 2015	95

The Arbitrage Tactical Equity Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period

Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains (losses) on investments and foreign currencies

Total from investment operations

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on January 2, 2015.
(b)	Per share amounts were calculated using average shares outstanding for the period.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.78% (annualized) and 1.01% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.38% (annualized) and 0.15% (annualized) of average net assets for the six months ended November 30, 2015 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

96	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2015 (Unaudited)		Period Ended May 31, 2015(a)
$10.12		$10.00

(0.12)		(0.10)
(0.72)		0.22

(0.84)		0.12

$9.28		$10.12

(8.30%	)(d)	1.20%	(d)

$9		$10

19.21%	(e)	44.49%	(e)
18.05%	(e)	43.33%	(e)
1.69%	(e)	1.69%	(e)

(2.40%	)(e)	(2.35%	)(e)

189%	(d)	235%	(d)

Semi-Annual Report | November 30, 2015	97

The Arbitrage Funds	Notes to Financial Statements
November 30, 2015 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust.

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to

98	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter

Semi-Annual Report | November 30, 2015	99

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 8).

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the six months ended November 30, 2015, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the six months ended November 30, 2015, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

100	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of Class R, Class I and Class A are subject to a redemption fee of 2% if redeemed within 30 days for the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund and 60 days for the Credit Opportunities Fund from the date of purchase. The Class A redemption fee does not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund, as these purchases are subject to a contingent deferred sales charge. Class C shares are not subject to a redemption fee. For the six months ended November 30, 2015, proceeds from redemption fees in the Arbitrage Fund were $2,831 in Class R, $6,244 in Class I and $278 in Class A. For the six months ended November 30, 2015, proceeds from redemption fees in the Event-Driven Fund were $994 in Class R, $7,442 in Class I and $0 in Class A. For the six months ended November 30, 2015, the Credit Opportunities Fund and the Tactical Equity Fund did not have any redemption fees. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to the class.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Semi-Annual Report | November 30, 2015	101

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and

102	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written during the six months ended November 30, 2015, is as follows:

Arbitrage Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	11,506	$656,452	11,655	$993,663
Options written	26,800	4,075,297	120,570	7,572,087
Options closed	(5,081)	(563,873)	(36,125)	(2,636,189)
Options exercised	(26,589)	(3,459,338)	(12,491)	(1,127,268)
Options expired	(5,812)	(619,222)	(64,198)	(3,793,765)
Stock split	–	–	3,519	–

Options outstanding at end of period	824	$89,316	22,930	$1,008,528

Event-Driven Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	11,297	$494,670	12,095	$969,069
Options written	31,532	3,365,723	48,732	4,667,870
Options closed	(20,251)	(2,325,744)	(30,500)	(3,190,944)
Options exercised	(13,858)	(867,608)	(3,327)	(290,180)
Options expired	(8,047)	(526,301)	(24,844)	(1,863,253)
Stock split	–	–	374	–

Options outstanding at end of period	673	$140,740	2,530	$292,562

Credit Opportunities Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	250	$7,315	–	$–
Options written	2,272	116,106	–	–
Options closed	(1,090)	(39,513)	–	–
Options exercised	–	–	–	–
Options expired	(1,250)	(68,424)	–	–

Options outstanding at end of period	182	$15,484	–	$–

Semi-Annual Report | November 30, 2015	103

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Tactical Equity Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	9	$595	12	$1,606
Options written	97	9,074	136	16,306
Options closed	(46)	(5,385)	(58)	(10,974)
Options exercised	(19)	(1,619)	(1)	(49)
Options expired	(38)	(2,035)	(76)	(5,107)

Options outstanding at end of period	3	$630	13	$1,782

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified

104	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Semi-Annual Report | November 30, 2015	105

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held at November 30, 2015 are disclosed in the Portfolio of Investments.

106	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of November 30, 2015, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$14,409,068	Unrealized depreciation on forward foreign currency exchange contracts	$5,019,126
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	192,976	Unrealized depreciation on swap contracts	65,925
Equity Contracts (rights)	Investments: at value	10,624,454	Investments: at value	60
Equity Contracts (purchased option contracts)	Investments: at value	1,375,100
Equity Contracts (written option contracts)			Written options, at value	1,309,854

		$26,601,598		$6,394,965

Semi-Annual Report | November 30, 2015	107

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$607,464	Unrealized depreciation on forward foreign currency exchange contracts	$185,096
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	16,221	Unrealized depreciation on swap contracts	9,537
Equity Contracts (rights)	Investments: at value	694,338	Investments: at value	11
Equity Contracts (purchased option contracts)	Investments: at value	773,969
Equity Contracts (written option contracts)			Written options, at value	395,077

		$2,091,992		$589,721

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 1,424	Unrealized depreciation on forward foreign currency exchange contracts	$ 3,456
Equity Contracts (purchased option contracts)	Investments: at value	14,157
Equity Contracts (written option contracts)			Written options, at value	7,098

		$ 15,581		$ 10,554

108	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Tactical Equity Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 51	Unrealized depreciation on forward foreign currency exchange contracts	$ 73
Equity Contracts (purchased option contracts)	Investments: at value	5,633
Equity Contracts (written option contracts)			Written options, at value	2,178

		$ 5,684		$ 2,251

Semi-Annual Report | November 30, 2015	109

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended November 30, 2015, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(6,677,389)	$14,382,824
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	3,434,800	14,185
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	(86,683)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Securities sold short	–	30
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(7,515,450)	(711,467)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	6,611,138	(601,479)

		$(4,146,901)	$12,997,410

110	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(582,562)	$977,951
Credit Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	39,721	15,032
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	821,253	6,684
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	(3,573)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Securities sold short	–	5
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(6,721,731)	362,681
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	3,928,927	76,438

		$(2,514,392)	$1,435,218

Semi-Annual Report | November 30, 2015	111

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$6,728	$3,042
Credit Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	4,760	1,801
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(37,139)	(10,745)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	16,385	6,946

		$(9,266)	$1,044

112	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Tactical Equity Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(202)	$(3)
Credit Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	1,864	–
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(22,330)	(1,365)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	10,813	639

		$(9,855)	$(729)

Volume of Derivative Instruments for the Funds during the six months ended November 30, 2015, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	(20,105,593)
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(201,449,475)
Purchased Option Contracts	Contracts	37,275
Rights	Shares	20,988,582
Rights — Short	Shares	(1,100)
Written Option Contracts	Contracts	(20,197)

Semi-Annual Report | November 30, 2015	113

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	(2,842,332)
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(2,213,923)
Purchased Option Contracts	Contracts	29,199
Rights	Shares	2,587,202
Rights — Short	Shares	(200)
Written Option Contracts	Contracts	(10,401)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	(88,275)
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(205,117)
Purchased Option Contracts	Contracts	255
Written Option Contracts	Contracts	(155)

Derivative Type	Unit of Measurement	Monthly Average
Tactical Equity Fund
Swap Contracts	Notional Quantity	(2,311)
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	21,703
Purchased Option Contracts	Contracts	124
Rights	Shares	33
Written Option Contracts	Contracts	(39)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

114	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2015.

Arbitrage Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description				Financial Instruments(a)	Cash Collateral Received(a)	Net Amount

Equity Swaps	$192,976	$(145,584)	$47,392	$–	$–	$47,392

Total	$192,976	$(145,584)	$47,392	$–	$–	$47,392

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description				Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount

Equity Swaps	$65,925	$(65,925)	$–	$–	$–	$–

Total	$65,925	$(65,925)	$–	$–	$–	$–

Event-Driven Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description				Financial Instruments(a)	Cash Collateral Received(a)	Net Amount

Equity Swaps	$16,221	$(10,804)	$5,417	$–	$–	$5,417

Total	$16,221	$(10,804)	$5,417	$–	$–	$5,417

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description				Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount

Equity Swaps	$9,537	$(9,537)	$–	$–	$–	$–

Total	$9,537	$(9,537)	$–	$–	$–	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the

Semi-Annual Report | November 30, 2015	115

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund. Dividends arising from net investment income, if any, are declared and paid quarterly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Offering costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, have been amortized over twelve months from the inception date of the Tactical Equity Fund. As of November 30, 2015, the offering costs remaining to be amortized are $11,716.

Federal Income Tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2015 for the Funds, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Purchases	$2,960,386,771	$1,328,849,397	$24,656,394	$1,855,656
Sales and Maturities	646,388,342	814,480,859	24,617,038	1,697,574

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund to participate in a $300,000,000 unsecured committed revolving line of credit (the “Credit Agreement”) with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporary finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the

116	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is payable at the end of each calendar quarter. Effective December 8, 2015, the Credit Agreement was terminated and was replaced by a $100,000,000 unsecured committed revolving line of credit (the “Committed Line”) and a $100,000,000 unsecured uncommitted revolving line of credit (the “Uncommitted Line,” together with the Committed Line, the “New Credit Agreement”). Interest on borrowings under the New Credit Agreement is charged at a rate calculated using the same formula that was used for the Credit Agreement. The Committed Line has a commitment fee of 0.20% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line is held available on a discretionary demand basis and may be terminated by the Custodian at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the line of credit. Such fees are included in the custodian and bank service fees on the Statement of Operations.

For the six months ended November 30, 2015, the Arbitrage Fund had no borrowings.

The Event-Driven Fund had outstanding borrowings of $0 at November 30, 2015. For the six months ended November 30, 2015, the Event-Driven Fund had average borrowings of $18,851,622 over a period of 37 days at a weighted average interest rate of 1.38%. Interest expense on the line of credit for the Event-Driven Fund during the six months ended November 30, 2015, is shown as line of credit interest expense on the Event-Driven Fund’s Statement of Operations.

For the six months ended November 30, 2015, the Credit Opportunities Fund had no borrowings.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended November 30, 2015, no penalty fees were received by the Funds. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At

Semi-Annual Report | November 30, 2015	117

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

November 30, 2015, the Arbitrage Fund, Event Driven Fund, Credit Opportunities Fund and Tactical Equity Fund had no outstanding loan commitments.

6. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Tactical Equity Fund dated December 22, 2014, the Tactical Equity Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Tactical Equity Fund’s average daily net assets.

The Adviser has contractually agreed, at least until August 31, 2016 for the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund, and December 31, 2017 for the Tactical Equity Fund, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds’ average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Class R	1.69%	1.69%	1.50%	1.69%
Class I	1.44%	1.44%	1.25%	1.44%
Class C	2.44%	2.44%	2.25%	2.44%
Class A	1.69%	1.69%	1.50%	1.69%

For the six months ended November 30, 2015, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund was 1.05%, 1.25%, 1.00% and 1.25%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within three fiscal years of the year in which fees were waived period subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for

118	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Class I shares, 2.44% for Class C shares and 1.69% for Class A shares for Event-Driven Fund, 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares for Credit Opportunities Fund and 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares for Tactical Equity Fund, respectively.

As of November 30, 2015, the balances of future recaptures for each Fund were as follows:

	Expiring May 31, 2016	Expiring May 31, 2017	Expiring May 31, 2018	Total
Event-Driven Fund
Class R	$30,441	$16,826	$42,377	$89,644
Class I	$127,460	$67,294	$96,022	$290,776
Class C	$620	$854	$1,230	$2,704
Class A	N/A	$756	$1,377	$2,133
Credit Opportunities Fund
Class R	$22,353	$36,515	$25,136	$84,004
Class I	$51,089	$113,965	$92,962	$258,016
Class C	$399	$1,393	$4,587	$6,379
Class A	N/A	$214	$1,194	$1,408
Tactical Equity Fund
Class R	N/A	N/A	$1,733	$1,733
Class I	N/A	N/A	$97,858	$97,858
Class C	N/A	N/A	$1,733	$1,733
Class A	N/A	N/A	$1,733	$1,733

There were no amounts recaptured during the six months ended November 30, 2015, for the Funds.

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer (“CCO”) of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser between 50%-60% of the CCO’s salary for the CCO’s provision of services to the Funds.

Administration Agreement

State Street Bank & Trust Company serves as the Trust’s administrator pursuant to an Administration Agreement with the Trust. Prior to September 11, 2015, ALPS Fund Services, Inc. (“ALPS”) served as the Trust’s administrator.

Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds’ Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a “reimbursement” plan. This means that a Fund’s Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others.

Semi-Annual Report | November 30, 2015	119

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund’s Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund’s Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund’s Class C shares. During the six months ended November 30, 2015, The Arbitrage Fund’s Class R shares incurred $593,270, Class C shares incurred $167,448 and Class A shares incurred $22,634, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2015, the Event-Driven Fund’s Class R shares incurred $186,664, Class C shares incurred $21,379 and Class A shares incurred $5,050, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2015, the Credit Opportunities Fund’s Class R shares incurred $25,957, Class C shares incurred $9,075 and Class A shares incurred $783, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Tactical Equity Fund, during the six months ended November 30, 2015, the Tactical Equity Fund’s Class R shares incurred $12, Class C shares incurred $48 and Class A shares incurred $12, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer (“CFO”) services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement. Prior to September 11, 2015, ALPS provided Principal Financial Officer services to the Trust.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. (“DST”) maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

120	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	4,095,729	$52,260,595	11,255,277	$143,205,442
Shares issued in reinvestment of distributions	–	–	99,102	1,254,629
Proceeds from redemption fees collected (Note 2)	–	2,831	–	14,505
Payments for shares redeemed	(7,284,935)	(92,985,506)	(33,222,538)	(422,530,774)

Net decrease	(3,189,206)	(40,722,080)	(21,868,159)	(278,056,198)

Arbitrage Fund - Class I
Proceeds from shares sold	24,395,349	$319,419,125	58,430,496	$761,461,203
Shares issued in reinvestment of distributions	–	–	210,789	2,731,828
Proceeds from redemption fees collected (Note 2)	–	6,244	–	7,720
Payments for shares redeemed	(24,328,853)	(318,444,032)	(77,787,900)	(1,014,256,381)

Net increase	66,496	981,337	(19,146,615)	(250,055,630)

Arbitrage Fund - Class C
Proceeds from shares sold	302,196	$3,768,864	661,256	$8,265,996
Shares issued in reinvestment of distributions	–	–	3,667	45,478
Payments for shares redeemed	(260,121)	(3,232,874)	(775,588)	(9,670,144)

Net increase	42,075	535,990	(110,665)	(1,358,670)

Arbitrage Fund - Class A
Proceeds from shares sold	203,840	$2,609,920	1,051,918	$13,478,530
Shares issued in reinvestment of distributions	–	–	1,501	19,017
Proceeds from redemption fees collected (Note 2)	–	278	–	–
Payments for shares redeemed	(148,290)	(1,881,978)	(236,527)	(3,042,546)

Net increase	55,550	728,220	816,892	10,455,001

Semi-Annual Report | November 30, 2015	121

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	1,245,774	$11,566,883	10,854,265	$109,616,337
Shares issued in reinvestment of distributions	–	–	508,594	4,943,527
Proceeds from redemption fees collected (Note 2)	–	994	–	3,548
Payments for shares redeemed	(7,817,567)	(73,046,810)	(11,137,483)	(111,326,249)

Net decrease	(6,571,793)	(61,478,933)	225,376	3,237,163

Event-Driven Fund - Class I

Proceeds from shares sold	2,713,683	$25,633,237	30,268,594	$309,977,406
Shares issued in reinvestment of distributions	–	–	847,412	8,296,168
Proceeds from redemption fees collected (Note 2)	–	7,442	–	10,415
Payments for shares redeemed	(21,954,447)	(204,799,358)	(19,422,828)	(193,474,992)

Net decrease	(19,240,764)	(179,158,679)	11,693,178	124,808,997

Event-Driven Fund - Class C

Proceeds from shares sold	28,801	$269,816	335,583	$3,399,344
Shares issued in reinvestment of distributions	–	–	12,404	119,703
Payments for shares redeemed	(146,372)	(1,341,608)	(240,429)	(2,343,450)

Net decrease	(117,571)	(1,071,792)	107,558	1,175,597

Event-Driven Fund - Class A

Proceeds from shares sold	13,868	$129,741	354,278	$3,577,554
Shares issued in reinvestment of distributions	–	–	12,574	122,223
Payments for shares redeemed	(239,566)	(2,218,243)	(190,018)	(1,872,117)

Net decrease	(225,698)	(2,088,502)	176,834	1,827,660

122	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	211,017	$2,069,676	2,217,255	$22,101,038
Shares issued in reinvestment of distributions	30,011	294,534	23,448	235,574
Proceeds from redemption fees collected (Note 2)	–	–	–	210
Payments for shares redeemed	(559,485)	(5,474,058)	(579,108)	(5,848,897)

Net decrease	(318,457)	(3,109,848)	1,661,595	16,487,925

Credit Opportunities Fund - Class I

Proceeds from shares sold	959,835	$9,388,570	4,060,080	$40,623,905
Shares issued in reinvestment of distributions	69,296	678,180	103,564	1,037,613
Proceeds from redemption fees collected (Note 2)	–	–	–	24
Payments for shares redeemed	(1,094,998)	(10,659,260)	(1,769,150)	(17,616,249)

Net decrease	(65,867)	(592,510)	2,394,494	24,045,293

Credit Opportunities Fund - Class C

Proceeds from shares sold	11,061	$106,167	160,924	$1,619,345
Shares issued in reinvestment of distributions	2,263	22,095	3,722	37,247
Payments for shares redeemed	(48,414)	(467,971)	(30,365)	(301,086)

Net decrease	(35,090)	(339,709)	134,281	1,355,506

Credit Opportunities Fund - Class A

Proceeds from shares sold	9,924	$97,938	92,306	$925,196
Shares issued in reinvestment of distributions	894	8,755	961	9,597
Payments for shares redeemed	(11,779)	(115,580)	(32,561)	(322,636)

Net decrease	(961)	(8,887)	60,706	612,157

Semi-Annual Report | November 30, 2015	123

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Tactical Equity Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	–	$–	1,000	$10,000

Net increase	–	–	1,000	10,000

Tactical Equity Fund - Class I
Proceeds from shares sold	32,486	$317,330	136,916	$1,385,609
Payments for shares redeemed	(4,590)	(45,157)	(6)	(63)

Net increase	27,896	272,173	136,910	1,385,546

Tactical Equity Fund - Class C
Proceeds from shares sold	–	$–	1,000	$10,000

Net increase	–	–	1,000	10,000

Tactical Equity Fund - Class A
Proceeds from shares sold	–	$–	1,000	$10,000

Net increase	–	–	1,000	10,000

(a)	Commenced operations on January 2, 2015.

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

124	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

10. SECURITIES LENDING

In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds did not engage in securities lending during the reporting period.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds’ financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, and investments in swaps. These have no effect on the Funds’ net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended May 31, 2015 and May 31, 2014 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2015	$–	$5,699,538	$5,699,538
	5/31/2014	–	12,319,798	12,319,798
Event-Driven Fund	5/31/2015	$16,463,793	$–	$16,463,793
	5/31/2014	982,616	–	982,616
Credit Opportunities Fund	5/31/2015	$1,328,590	$–	$1,328,590
	5/31/2014	440,526	–	440,526
Tactical Equity Fund	5/31/2015	$–	$–	$–

*	The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

Semi-Annual Report | November 30, 2015	125

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

The following information is computed on a tax basis for each item as of November 30, 2015:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
The Arbitrage Fund	$27,710,058	$(29,353,649)	$11,758,850	$10,115,259	$1,994,075,872
The Event-Driven Fund	2,844,987	(20,622,848)	350,415	(17,427,446)	325,362,790
The Credit Opportunities Fund	286,278	(1,491,730)	(157,170)	(1,362,622)	65,530,999
The Tactical Equity Fund	34,603	(44,633)	(22,930)	(32,960)	1,518,433

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, investments in passive foreign investment companies, and wash sales.

Capital Loss Carryovers:

Capital loss carryovers used during the period ended May 31, 2015, were $11,516,700 for the Arbitrage Fund.

Capital Losses:

As of May 31, 2015, the Arbitrage Credit Opportunities Fund had $116,168 of short term and $13,297 of long term capital loss carryforwards which may reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Late Year Losses:

The Arbitrage Event-Driven Fund and the Arbitrage Credit Opportunities Fund elects to defer to the period ending May 31, 2016, capital losses recognized during the period November 1, 2014 to May 31, 2015 in the amount of $13,264,810 and $418,615, respectively.

12. INFORMATION REGARDING LEGAL PROCEEDINGS

The Arbitrage Fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constituted constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law. On August 1, 2014, defendants filed a motion to dismiss the Third Amended Complaint, and

126	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2015 (Unaudited)

oral arguments on the motion to dismiss was held on January 14, 2015. Late last year, the Court issued a decision dismissing the intentional fraudulent transfer claim.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

13. SUBSEQUENT EVENTS

The Advisor has evaluated the need for disclosures and/or adjustments resulting from subsequent events relating to the Funds. There were no such events or transactions requiring adjustments to or disclosure in the Funds’ financial statements.

Semi-Annual Report | November 30, 2015	127

The Arbitrage Funds	Disclosure of Fund Expenses
November 30, 2015 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

128	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2015 (Unaudited)

	Beginning Account Value 06/01/2015	Ending Account Value 11/30/2015	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$983.80	1.87%	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,015.65	1.87%	$9.42
Class I
Actual	$1,000.00	$984.90	1.62%	$8.04
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.62%	$8.17
Class C
Actual	$1,000.00	$980.20	2.62%	$12.97
Hypothetical (5% return before expenses)	$1,000.00	$1,011.90	2.62%	$13.18
Class A
Actual	$1,000.00	$983.80	1.87%	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,015.65	1.87%	$9.42

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses, are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

	Beginning Account Value 06/01/2015	Ending Account Value 11/30/2015	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$915.70	2.52%	$12.07
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	2.52%	$12.68
Class I
Actual	$1,000.00	$917.40	2.27%	$10.88
Hypothetical (5% return before expenses)	$1,000.00	$1,013.65	2.27%	$11.43
Class C
Actual	$1,000.00	$912.70	3.27%	$15.64
Hypothetical (5% return before expenses)	$1,000.00	$1,008.65	3.27%	$16.42
Class A
Actual	$1,000.00	$916.80	2.52%	$12.08
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	2.52%	$12.68

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses, are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | November 30, 2015	129

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2015 (Unaudited)

	Beginning Account Value 06/01/2015	Ending Account Value 11/30/2015	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Credit Opportunities Fund
Class R
Actual	$1,000.00	$983.30	1.67%	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	1.67%	$8.42
Class I
Actual	$1,000.00	$985.00	1.42%	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	1.42%	$7.16
Class C
Actual	$1,000.00	$979.80	2.42%	$11.98
Hypothetical (5% return before expenses)	$1,000.00	$1,012.90	2.42%	$12.18
Class A
Actual	$1,000.00	$983.30	1.67%	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	1.67%	$8.42

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses, are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

	Beginning Account Value 06/01/2015	Ending Account Value 11/30/2015	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Tactical Equity Fund
Class R
Actual	$1,000.00	$917.00	2.85%	$13.66
Hypothetical (5% return before expenses)	$1,000.00	$1,010.75	2.85%	$14.33
Class I
Actual	$1,000.00	$917.00	2.60%	$12.46
Hypothetical (5% return before expenses)	$1,000.00	$1,012.00	2.60%	$13.08
Class C
Actual	$1,000.00	$917.00	3.60%	$17.25
Hypothetical (5% return before expenses)	$1,000.00	$1,007.00	3.60%	$18.06
Class A
Actual	$1,000.00	$917.00	2.85%	$13.66
Hypothetical (5% return before expenses)	$1,000.00	$1,010.75	2.85%	$14.33

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses, are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

130	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Additional Information
November 30, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | November 30, 2015	131

The Arbitrage Funds	Privacy Policy
November 30, 2015 (Unaudited)

Commitment to Consumer Privacy

The Arbitrage Funds are committed to handling consumer information responsibly. We recognize and respect the privacy expectations of each of our customers. We believe the confidentiality and protection of consumer information is one of our fundamental responsibilities.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf, of The Arbitrage Funds generally comes from the following sources:

•	Account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or consumers inquiring about The Arbitrage Funds;
•	Transaction history of a shareholder’s account; or
•	Third parties.

We may disclose consumer information to third parties who are not affiliated with The Arbitrage Funds:

•	as permitted by law, for example with service providers who maintain or service customer accounts for The Arbitrage Funds or to a shareholder’s broker/dealer; or
•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to The Arbitrage Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Arbitrage Funds; and
•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of The Arbitrage Funds.

132	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2016

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer

Date:	February 5, 2016